--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          U.S. 6-10 Value Portfolio II

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-25
    Statement of Operations.............................................      26
    Statements of Changes in Net Assets.................................      27
    Financial Highlights................................................      28
    Notes to Financial Statements.......................................   29-30
    Report of Independent Accountants...................................      31

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    U.S. 6-10 VALUE PORTFOLIO II VS.
                    FAMA-FRENCH SMALL CAP VALUE INDEX
                      SEPTEMBER 1994-NOVEMBER 1997
Growth of $10,000
                                                                            U.S. 6-10 Value     Fama-French Small
                                                                               Portfolio II       Cap Value Index
8/94                                                                                $10,000               $10,000
9/94                                                                                 $9,961                $9,957
10/94                                                                                $9,816                $9,788
11/94                                                                                $9,477                $9,463
12/94                                                                                $9,568                $9,541
1/95                                                                                 $9,666                $9,696
2/95                                                                                $10,001               $10,090
3/95                                                                                $10,119               $10,207
4/95                                                                                $10,473               $10,527
5/95                                                                                $10,758               $10,751
6/95                                                                                $11,181               $11,106
7/95                                                                                $11,780               $11,553
8/95                                                                                $12,153               $11,923
9/95                                                                                $12,291               $12,123
10/95                                                                               $11,691               $11,582
11/95                                                                               $12,121               $11,907
12/95                                                                               $12,327               $12,094
1/96                                                                                $12,287               $12,265
2/96                                                                                $12,547               $12,456
3/96                                                                                $12,888               $12,876
4/96                                                                                $13,551               $13,320
5/96                                                                                $14,082               $13,844
6/96                                                                                $13,781               $13,623
7/96                                                                                $12,918               $12,897
8/96                                                                                $13,499               $13,431
9/96                                                                                $13,961               $13,774
10/96                                                                               $14,062               $13,734
11/96                                                                               $14,724               $14,363
12/96                                                                               $15,046               $14,567
1/97                                                                                $15,436               $15,082
2/97                                                                                $15,425               $15,158
3/97                                                                                $15,026               $14,759
4/97                                                                                $14,954               $14,654
5/97                                                                                $16,379               $16,045
6/97                                                                                $17,404               $16,892
7/97                                                                                $18,439               $17,774
8/97                                                                                $19,096               $18,435
9/97                                                                                $20,572               $19,776
10/97                                                                               $19,844               $19,372
11/97                                                                               $19,669               $19,252
Annualized Total Return (%)
One Year                                                                              33.59
From September 1994                                                                   23.14
The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. 6-10 Value Series of the
DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately
$600 million or less and book-to-market ratios in the upper 30% of publicly traded U.S. companies.
The portfolio's returns in fiscal 1997 reflected the performance of small U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
    Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company
     (5,926,405 Shares, Cost $99,680++) at Value.....................................  $   125,060
    Receivable for Fund Shares Sold..................................................          352
    Prepaid Expenses and Other Assets................................................           22
                                                                                       -----------
        Total Assets.................................................................      125,434
                                                                                       -----------
LIABILITIES:
    Payable for Investment Securities Purchased......................................          352
    Accrued Expenses.................................................................           21
                                                                                       -----------
        Total Liabilities............................................................          373
                                                                                       -----------
NET ASSETS...........................................................................  $   125,061
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    6,514,979
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     19.20
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $    98,348
    Undistributed Net Investment Income..............................................          452
    Undistributed Net Realized Gain..................................................          881
    Unrealized Appreciation of Investment Securities.................................       25,380
                                                                                       -----------
        Total Net Assets.............................................................  $   125,061
                                                                                       -----------
                                                                                       -----------

++ The cost for federal income tax purposes is $100,378.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received.......................................................  $     659
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................          8
    Accounting & Transfer Agent Fees....................................................         19
    Shareholder Services................................................................         80
    Legal Fees..........................................................................          3
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................         22
    Shareholders' Reports...............................................................          7
    Directors' Fees and Expenses........................................................          2
    Organization Costs..................................................................          9
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................        152
    Reimbursement to Advisor............................................................          8
                                                                                          ---------
        Net Expenses....................................................................        160
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................        499
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received.....................................................      2,017

Net Realized Loss on Investment Securities..............................................       (602)

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............     19,121
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     20,536
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  21,035
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                YEAR ENDED   YEAR ENDED
                                                                                                 NOV. 30,     NOV. 30,
                                                                                                   1997         1996
                                                                                                -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.....................................................................  $       499  $      190
    Capital Gain Distributions Received.......................................................        2,017         344
    Net Realized Loss on Investment Securities................................................         (602)        (67)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.................       19,121       4,508
                                                                                                -----------  ----------
        Net Increase in Net Assets Resulting from Operations..................................       21,035       4,975
                                                                                                -----------  ----------

Distributions From:
    Net Investment Income.....................................................................         (225)        (13)
    Net Realized Gains........................................................................         (759)        (44)
                                                                                                -----------  ----------
        Total Distributions...................................................................         (984)        (57)
                                                                                                -----------  ----------
Capital Share Transactions (1):
    Shares Issued.............................................................................       82,657      23,865
    Shares Issued in Lieu of Cash Distributions...............................................          984          57
    Shares Redeemed...........................................................................      (19,268)     (2,493)
                                                                                                -----------  ----------
        Net Increase From Capital Share Transactions..........................................       64,373      21,429
                                                                                                -----------  ----------
        Total Increase........................................................................       84,424      26,347
NET ASSETS
    Beginning of Period.......................................................................       40,637      14,290
                                                                                                -----------  ----------
    End of Period.............................................................................  $   125,061  $   40,637
                                                                                                -----------  ----------
                                                                                                -----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.............................................................................        4,736       1,779
    Shares Issued in Lieu of Cash Distributions...............................................           67           5
    Shares Redeemed...........................................................................       (1,057)       (193)
                                                                                                -----------  ----------
                                                                                                      3,746       1,591
                                                                                                -----------  ----------
                                                                                                -----------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR          YEAR          YEAR
                                                      ENDED         ENDED         ENDED       AUG. 3 TO
                                                    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                      1997          1996          1995          1994
                                                    ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............  $   14.67      $  12.13      $   9.65      $  10.00
                                                    ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................       0.08          0.08          0.06          0.11
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................       4.77          2.51          2.63         (0.35)
                                                    ---------     ---------     ---------     ---------
  Total from Investment Operations................       4.85          2.59          2.69         (0.24)
                                                    ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................      (0.07)        (0.01)        (0.06)        (0.11)
  Net Realized Gains..............................      (0.25)        (0.04)        (0.15)           --
                                                    ---------     ---------     ---------     ---------
  Total Distributions.............................      (0.32)        (0.05)        (0.21)        (0.11)
                                                    ---------     ---------     ---------     ---------
Net Asset Value, End of Period....................  $   19.20      $  14.67      $  12.13      $   9.65
                                                    ---------     ---------     ---------     ---------
                                                    ---------     ---------     ---------     ---------
Total Return......................................      33.75%        21.39%        27.90%        (2.39)%#

Net Assets, End of Period (thousands).............  $ 125,061      $ 40,637      $ 14,290      $  6,055
Ratio of Expenses to Average Net Assets (1).......       0.48%         0.85%(a)      0.96%(a)      0.96%*(a)
Ratio of Net Investment Income to Average Net
  Assets..........................................       0.62%         0.77%(a)      0.68%(a)      4.78%*(a)
Portfolio Turnover Rate...........................        N/A           N/A           N/A           N/A
Average Commission Rate...........................        N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series.....      25.47%        14.91%        20.62%         8.22%(b)
Average Commission Rate of Master Fund Series
  (2).............................................  $  0.0645      $ 0.0658           N/A           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.47%, 0.88%, 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.63%, 0.74%, 0.14% and 3.41%, respectively.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

(b) Master Fund Series Turnover calculated for the year ended November 30, 1994.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1997, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets. Prior to that date this rate was 0.30 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1997, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  24,682
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  24,682
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., U.S. 6-10 Value Portfolio II, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., U.S. 6-10 Value Portfolio II, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    U.S. 6-10 VALUE SERIES VS.
Fama-French Small Cap Value Index
April 1993-November 1997
Growth of $10,000
                                                                     U.S. 6-10 Value Series     Fama-French Small Cap Value Index
03/93                                                                               $10,000                               $10,000
04/93                                                                                $9,788                                $9,687
05/93                                                                               $10,050                               $10,081
06/93                                                                               $10,060                               $10,069
07/93                                                                               $10,363                               $10,209
08/93                                                                               $10,706                               $10,536
09/93                                                                               $11,079                               $10,727
10/93                                                                               $11,452                               $11,156
11/93                                                                               $11,260                               $10,978
12/93                                                                               $11,486                               $11,257
01/94                                                                               $12,079                               $11,791
02/94                                                                               $12,049                               $11,720
03/94                                                                               $11,650                               $11,235
04/94                                                                               $11,731                               $11,317
05/94                                                                               $11,772                               $11,279
06/94                                                                               $11,558                               $11,047
07/94                                                                               $11,752                               $11,320
08/94                                                                               $12,161                               $11,726
09/94                                                                               $12,120                               $11,676
10/94                                                                               $11,947                               $11,477
11/94                                                                               $11,545                               $11,096
12/94                                                                               $11,664                               $11,188
01/95                                                                               $11,789                               $11,370
02/95                                                                               $12,205                               $11,831
03/95                                                                               $12,350                               $11,968
04/95                                                                               $12,787                               $12,344
05/95                                                                               $13,152                               $12,607
06/95                                                                               $13,673                               $13,023
07/95                                                                               $14,422                               $13,547
08/95                                                                               $14,879                               $13,982
09/95                                                                               $15,067                               $14,215
10/95                                                                               $14,339                               $13,581
11/95                                                                               $14,872                               $13,963
12/95                                                                               $15,133                               $14,182
01/96                                                                               $15,089                               $14,382
02/96                                                                               $15,415                               $14,606
03/96                                                                               $15,849                               $15,099
04/96                                                                               $16,675                               $15,619
05/96                                                                               $17,327                               $16,233
06/96                                                                               $16,968                               $15,975
07/96                                                                               $15,915                               $15,124
08/96                                                                               $16,644                               $15,750
09/96                                                                               $17,209                               $16,151
10/96                                                                               $17,340                               $16,105
11/96                                                                               $18,166                               $16,842
12/96                                                                               $18,569                               $17,081
01/97                                                                               $19,052                               $17,686
02/97                                                                               $19,052                               $17,774
03/97                                                                               $18,558                               $17,307
04/97                                                                               $18,478                               $17,184
05/97                                                                               $20,234                               $18,815
06/97                                                                               $21,509                               $19,808
07/97                                                                               $22,795                               $20,842
08/97                                                                               $23,611                               $21,618
09/97                                                                               $25,436                               $23,189
10/97                                                                               $24,541                               $22,716
11/97                                                                               $24,335                               $22,575
Annualized Total Return (%)
One Year                                                                              33.96
From April 1993                                                                       20.99
The series seeks to capture return premiums associated with high book-to-market ratios by investing on a market cap-weighted basis in companies that have market caps of approximately
$600 million or less and book-to-market ratios in the upper 30% of publicly traded U.S. companies.
The series' returns in fiscal 1997 reflected the performance of small U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
COMMON STOCKS -- (98.8%)
 *3-D Systems Corp.....................................        129,900   $     1,087,913
 AAR Corp..............................................        130,400         5,028,550
 *ABT Building Products Corp...........................         41,000           738,000
 *ACT Networks, Inc....................................        103,000           843,313
 *ACX Technologies, Inc................................        265,200         7,110,675
 *AEP Industries, Inc..................................         37,150         1,200,409
 *AG Associates, Inc...................................         10,200            61,200
 *AG Services America, Inc.............................          2,900            52,381
 *#APS Holding Corp. Class A...........................        167,300           645,673
 *ATL Ultrasound, Inc..................................        100,827         4,360,768
 Aames Financial Corp..................................        287,800         3,885,300
 *#Aasche Transportation Services, Inc.................         43,600           134,888
 Abington Bancorp, Inc.................................         20,800           756,600
 Abrams Industries, Inc................................         10,000            77,500
 *Abraxas Petroleum Corp...............................         68,200         1,116,775
 *Accell International Corp............................         53,000           200,406
 *Acceptance Insurance Companies, Inc..................        168,100         4,086,931
 *Access Beyond, Inc...................................         30,400           164,350
 *Acclaim Entertainment, Inc...........................         77,700           316,870
 Aceto Corp............................................         54,440         1,081,995
 *Acme Metals, Inc.....................................        210,400         2,616,850
 *Acme United Corp.....................................          8,700            50,569
 *Adage, Inc...........................................         59,254           368,486
 *Adam Software, Inc...................................          3,000             8,391
 *Adflex Solutions, Inc................................            800            15,425
 *Advanced Magnetics, Inc..............................          5,000            46,563
 *Advanced Marketing Services, Inc.....................         61,500           795,656
 Advantage Bancorp, Inc................................         41,925         2,636,034
 Advest Group, Inc.....................................         80,200         1,824,550
 *Aeroflex, Inc........................................         46,200           395,588
 *Aerovox, Inc.........................................         60,800           330,600
 Affiliated Community Bancorp..........................         20,500           585,531
 *Air Methods Corp.....................................         91,700           335,278
 *Airtran Holdings, Inc................................         14,600            74,597
 *Alarmguard Holdings, Inc.............................         11,200           120,400
 *#Alaska Air Group, Inc...............................        173,500         6,484,563
 *Alba-Waldensian, Inc.................................          4,700            25,850
 Albank Financial Corp.................................         89,180         4,158,018
 *Aldila, Inc..........................................        178,100           818,147
 Alfa Corp.............................................         80,200         1,313,275
 Alico, Inc............................................         27,800           681,100
 *Alkermes, Inc........................................         68,500         1,357,156
 *All American Semiconductor, Inc......................         23,600            43,144
 Allen Organ Co. Class B...............................          5,000           213,125
 Alliance Bancorp......................................         68,558         1,799,648
 *Alliance Entertainment Corp..........................         67,600             5,408
 *Alliance Semiconductor Corp..........................        364,700         2,313,566
 *Allied Healthcare Products, Inc......................         81,000           640,406
 *Allied Holdings, Inc.................................         61,900         1,218,656
 Allied Life Financial Corp............................         31,600           667,550
 *Allied Research Corp.................................         49,500           612,563
 *Allou Health & Beauty Care, Inc. Class A.............         46,900           369,338
 *Allstate Financial Corp..............................         20,900           128,013
 *Aloette Cosmetics, Inc...............................         17,300            51,359
 *Alpha Beta Technology, Inc...........................         12,000            35,625
 *Alpha Industries, Inc................................         62,200         1,158,475

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Alpha Microsystems, Inc..............................         28,500   $        33,844
 *Alpha Technologies Group, Inc........................         74,400           274,350
 Alpharma, Inc. Class A................................        131,000         2,996,625
 *Alteon, Inc..........................................         13,400            77,469
 Amcast Industrial Corp................................        112,800         2,791,800
 Amcore Financial, Inc.................................         51,850         1,241,159
 *America West Holdings Corp. Class B..................        486,900         7,759,969
 American Annuity Group, Inc...........................         60,850         1,266,441
 American Bank of Connecticut..........................         23,300         1,096,556
 *American Banknote Corp...............................        212,500         1,142,188
 American Biltrite, Inc................................         40,100           937,338
 *American Classic Voyages Co..........................          1,100            18,975
 *American Eagle Group, Inc............................         75,600             3,478
 *American Eagle Outfitters, Inc.......................         33,700         1,139,481
 *American Ecology Corp................................         51,900            76,228
 *American Freightways Corp............................        472,000         6,903,000
 American Heritage Life Investment Corp................        129,400         4,755,450
 *American Homepatient, Inc............................        119,300         2,423,281
 American Indemnity Financial Corp.....................         14,200           180,163
 *American Medical Electronics, Inc. (Escrow-Bonus)....         20,800                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         20,800                 0
 *American Mobile Satellite Corp.......................        217,200         1,710,450
 *American Oilfield Divers, Inc........................         53,800           707,806
 *American Pacific Corp................................         90,400           666,700
 *American Physicians Services Group, Inc..............         42,400           307,400
 *American Software, Inc. Class A......................        122,100         1,137,056
 *American Technical Ceramics Corp.....................         32,100           515,606
 *American United Global, Inc..........................         22,100            45,236
 American Vanguard Corp................................          7,040            51,040
 *American Waste Services, Inc. Class A................        200,900           301,350
 American Woodmark Corp................................         35,010           765,844
 Americana Bancorp, Inc................................         23,300           460,175
 *Amerihost Properties, Inc............................         60,600           399,581
 *Ameristar Casinos, Inc...............................         54,800           288,556
 *Ameriwood Industries International Corp..............         47,200           297,950
 Ameron, Inc...........................................         39,900         2,573,550
 *Ames Department Stores, Inc..........................        177,000         2,986,875
 *Amistar Corp.........................................         42,300           153,338
 Ampco-Pittsburgh Corp.................................        133,100         2,528,900
 *Amrep Corp...........................................         76,592           421,256
 *Amresco, Inc.........................................         10,000           277,500
 *Amtech Corp..........................................        157,700           734,291
 *Amtran, Inc..........................................        118,000           951,375
 Amvestors Financial Corp..............................        149,348         3,276,322
 Amwest Insurance Group, Inc...........................         28,050           390,947
 Analogic Corp.........................................         79,500         3,006,094
 Analysis & Technology, Inc............................         19,200           453,600
 *#Anaren Microwave, Inc...............................         35,800           720,475
 Anchor Bancorp Wisconsin, Inc.........................         59,850         1,874,053
 Andover Bancorp, Inc. DE..............................         57,460         2,152,954
 Angelica Corp.........................................        163,400         3,513,100
 *Ann Taylor Stores Corp...............................        395,900         5,641,575

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Ansaldo Signal N.V...................................         69,550   $       315,148
 *Antec Corp...........................................        327,800         5,039,925
 *Apertus Technologies, Inc............................        107,400           184,594
 *Apogee, Inc..........................................        104,800           255,450
 *Applied Extrusion Technologies, Inc..................        117,700           930,566
 *Applied Magnetics Corp...............................         63,000         1,063,125
 *Applied Signal Technologies, Inc.....................         90,500         1,363,156
 *#Arcadia Financial, Ltd..............................        413,700         3,464,738
 Arch Coal, Inc........................................         55,000         1,447,188
 *Arch Communications Group, Inc.......................        287,400         1,966,894
 Arctic Cat, Inc.......................................         24,000           252,750
 *#Argosy Gaming Corp..................................        355,800         1,445,438
 *Arkansas Best Corp...................................        219,000         2,422,688
 *Armco, Inc...........................................         90,000           478,125
 *Arrow Automotive Industries, Inc.....................         21,600            70,200
 Arrow Financial Corp..................................          5,495           180,328
 *Artisoft, Inc........................................        157,400           339,394
 *Artistic Greetings, Inc..............................         45,700           217,075
 Arvin Industries, Inc.................................        156,800         5,409,600
 *Asante Technologies, Inc.............................         92,500           450,938
 *Ascent Entertainment Group, Inc......................         66,696           721,151
 *Aseco Corp...........................................         35,600           356,000
 *Ashworth, Inc........................................          7,400            79,781
 *Astec Industries, Inc................................         94,800         1,528,650
 Astoria Financial Corp................................        172,708         9,542,117
 Astro-Med, Inc........................................         49,675           409,819
 *Astronics Corp.......................................         20,625           193,359
 *Asyst Technologies, Inc..............................         61,200         1,885,725
 *Atchison Casting Corp................................         76,200         1,314,450
 *Athey Products Corp..................................         17,140            73,381
 *Atkinson (Guy F.) of California......................         87,900           321,384
 *Atlantic Gulf Communities Corp.......................        109,600           458,950
 *Atlantic Tele-Network, Inc...........................        208,700         2,530,488
 *Atlantis Plastics, Inc...............................         60,000           341,250
 Atrion Corp...........................................         37,750           554,453
 *Au Bon Pain, Inc. Class A............................        115,500         1,046,719
 *Audiovox Corp. Class A...............................        200,000         1,762,500
 *Ault, Inc............................................          9,500            65,609
 *Autoimmune, Inc......................................        123,000           357,469
 *Autoinfo, Inc........................................         71,700            42,572
 *Autologic Information International, Inc.............          7,100            53,250
 *Avatar Holdings, Inc.................................         23,000           652,625
 *#Avatex Corp.........................................        189,340           331,345
 *Aviall, Inc..........................................        117,500         1,667,031
 *Avid Technology, Inc.................................        116,500         3,422,188
 *Avigen, Inc..........................................        119,500           395,844
 *Avondale Industries, Inc.............................        141,500         4,006,219
 *Aydin Corp...........................................         54,300           624,450
 *Aztar Corp...........................................        559,700         3,917,900
 BEI Electronics, Inc..................................         86,000           344,000
 *BEI Technologies, Inc................................         86,000         1,032,000
 *BF Enterprises, Inc..................................          2,300            19,838
 *BFX Hospitality Group, Inc...........................         89,400           234,675
 *BHC Communications, Inc. Class A.....................          7,100           891,050
 *BI, Inc..............................................        107,300           757,806
 *BPI Packaging Technologies, Inc......................         78,200            84,309
 *BRC Holdings, Inc....................................         55,400         2,309,488
 BSB Bancorp, Inc......................................        104,700         3,265,331
 BT Financial Corp.....................................         28,912         1,340,794
 *BT Office Products International, Inc................        330,600         3,388,650
 *BTU International, Inc...............................         75,800           431,113
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *BWAY Corp............................................         76,200   $     1,643,063
 *Back Bay Restaurant Group, Inc.......................         36,200           233,038
 Badger Meter, Inc.....................................         21,200           879,800
 Badger Paper Mills, Inc...............................         10,400            87,750
 Bairnco Corp..........................................         88,200           870,975
 Baker (J.), Inc.......................................        155,818         1,066,379
 *Baker (Michael) Corp.................................         62,500           589,844
 Baldwin & Lyons, Inc. Class B.........................          1,600            39,400
 *Baldwin Piano & Organ Co.............................         27,000           445,500
 *Baldwin Technology, Inc. Class A.....................        172,600           863,000
 *Bally Total Fitness Holding Corp.....................         22,775           425,608
 *Baltek Corp..........................................          4,500            42,188
 *Bancinsurance Corp...................................         51,700           248,806
 Bancorp Connecticut, Inc..............................         23,700           942,075
 *Bank Plus Corp.......................................        169,000         1,869,563
 *Bank United Financial Corp. Class A..................         19,900           257,456
 #BankAtlantic Bancorp, Inc. Class A...................         80,270         1,083,645
 BankAtlantic Bancorp, Inc. Class B....................        115,531         1,635,486
 BankNorth Group, Inc. DE..............................         27,200         1,640,500
 *Banner Aerospace, Inc................................        310,500         2,949,750
 *Banyan System, Inc...................................        153,000           511,594
 *Barry (R.G.) Corp....................................         18,000           210,375
 *Basin Exploration, Inc...............................         97,900         1,823,388
 Bassett Furniture Industries, Inc.....................        135,350         3,975,906
 Battle Mountain Gold Co...............................        317,700         1,598,428
 #Bay View Capital Corp................................        104,000         3,471,000
 *Bayou Steel Corp. Class A............................        121,300           439,713
 *Be Aerospace, Inc....................................        100,200         3,150,038
 *Beazer Homes USA, Inc................................        111,200         1,984,225
 *Bel Fuse, Inc........................................         57,800         1,130,713
 *Bell Industries, Inc.................................        101,022         1,679,491
 *Bell Microproducts, Inc..............................         99,900           842,906
 *Bell Sports Corp.....................................        158,700         1,334,072
 *Bellwether Exploration Co............................         81,600           851,700
 *Ben & Jerry's Homemade, Inc. Class A.................         70,700         1,135,619
 *Berlitz International, Inc...........................         79,100         2,041,769
 *Bertuccis, Inc.......................................         99,100           631,763
 *Best Buy Co., Inc....................................        176,400         5,137,650
 Bindley Western Industries, Inc.......................        133,100         4,092,825
 Binks Sames Corp......................................         30,918         1,329,474
 *Bio Vascular, Inc....................................          7,000            24,719
 *Bio-Rad Laboratories, Inc. Class A...................         43,900         1,105,731
 *Bird Corp............................................         18,800            76,375
 Birmingham Steel Corp.................................        401,500         6,147,969
 *Biscayne Apparel, Inc................................          2,093             1,439
 *Black Hawk Gaming & Development, Inc.................         31,600           229,100
 Blair Corp............................................        127,100         2,422,844
 Blessings Corp........................................         66,700           950,475
 *Bluegreen Corp.......................................        213,798           935,366
 Bob Evans Farms, Inc..................................        246,100         4,952,763
 *Boca Research, Inc...................................         98,700           697,069
 *Bombay Co., Inc......................................        372,000         1,929,750
 *Bon-Ton Stores, Inc..................................        106,900         1,683,675
 *Books-a-Million, Inc.................................        199,000         1,349,469
 *Borland International, Inc...........................        124,100         1,248,756
 *Boston Chicken, Inc..................................        257,300         2,062,420
 Bostonfed Bancorp, Inc................................         15,000           308,438
 Bowl America, Inc. Class A............................         45,000           381,094
 Bowne & Co., Inc......................................        133,916         5,113,917
 *Box Energy Corp. Class B.............................          5,200            37,538

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Boyd Gaming Corp.....................................        353,000   $     2,559,250
 *Brauns Fashions Corp.................................         22,200           213,675
 *Brazos Sportswear, Inc...............................          4,190            37,710
 Brenton Banks, Inc....................................            786            25,766
 *Brite Voice Systems, Inc.............................          2,000            18,375
 *Brock International, Inc.............................         45,700           188,513
 *Brookstone, Inc......................................        111,300         1,349,513
 *Brothers Gourmet Coffees, Inc........................        102,500           124,922
 *Brown & Sharpe Manufacturing Co. Class A.............        173,600         1,779,400
 Brown Group, Inc......................................        297,200         4,810,925
 Brush Wellman, Inc....................................        156,000         3,705,000
 *Buckhead America Corp................................         15,700           129,525
 *Buffets, Inc.........................................        103,000           917,344
 *Builders Transport, Inc..............................         61,600           184,800
 *Building Materials Holding Corp......................        197,000         2,228,563
 *Bull Run Corp. GA....................................         84,500           258,781
 Burlington Coat Factory Warehouse Corp................        364,500         6,811,594
 *Burlington Industries, Inc...........................         14,000           203,000
 *Burr Brown Corp......................................         54,500         1,638,406
 *Business Resource Group..............................         33,400           123,163
 *Butler International, Inc............................         23,200           391,500
 Butler Manufacturing Co...............................         45,500         1,541,313
 *Buttrey Food & Drug Stores Co........................        111,400         1,204,513
 *C ATS Software, Inc..................................          2,100            11,944
 *C-COR Electronics, Inc...............................         12,000           187,500
 *C.P. Clare Corp......................................         52,000           698,750
 CFX Corp..............................................        151,000         4,190,250
 *CMC Industries, Inc..................................         30,700           374,156
 *CML Group, Inc.......................................        326,300         1,142,050
 CNA Surety Corp.......................................        135,600         1,966,200
 *CNS Income...........................................         12,000            95,250
 *CPAC, Inc............................................         27,000           290,250
 CPB, Inc..............................................        107,000         2,223,594
 CPI Corp..............................................        112,400         2,093,450
 *CSP, Inc.............................................         29,200           226,300
 *CSS Industries, Inc..................................         17,900           590,700
 CTS Corp..............................................        180,300         6,130,200
 Cadmus Communications Corp............................         94,100         2,011,388
 *Caere Corp...........................................         33,900           297,155
 *Cal-Maine Foods, Inc.................................          3,000            18,750
 *Calcomp Technology, Inc..............................         28,800           129,600
 *#Caldor Corp.........................................        111,100            65,993
 Calgon Carbon Corp....................................          5,500            60,844
 *California Microwave, Inc............................        157,700         2,927,306
 Calmat Co.............................................        272,500         7,136,094
 *Calumet Bancorp, Inc.................................         27,000           870,750
 *Cambridge Soundworks, Inc............................         48,000           507,000
 *Cameron Ashley Building Products, Inc................         70,000         1,098,125
 *Campo Eletronics, Appliances & Computers, Inc........         43,900            43,214
 *Canandaigua Wine Co., Inc. Class A...................         93,100         4,460,072
 *Canisco Resources, Inc...............................          5,700            16,031
 Cape Cod Bank & Trust Co..............................         11,200           436,800
 *Capital Pacific Holdings, Inc........................         92,800           310,300
 Capital Re Corp.......................................        101,400         5,684,738
 Capitol Bancorp, Ltd..................................         34,727           941,970
 Capmac Holdings, Inc..................................        106,600         3,611,075
 *Capstone Pharmacy Services, Inc......................         36,000           398,250
 *Cardiotech International, Inc........................         15,572            44,770
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Cardiovascular Dynamics, Inc.........................        105,000   $       570,938
 *Care Group, Inc......................................         71,130            36,676
 *Carlyle Industries, Inc..............................         10,231            15,986
 *Carmike Cinemas, Inc. Class A........................         67,300         2,082,094
 Carnegie Bancorp......................................         18,195           564,045
 *Carnegie Group, Inc..................................         20,100            86,681
 Carolina First Corp...................................         74,990         1,464,649
 *Carr-Gottstein Foods Co..............................        100,657           496,994
 *Carson Pirie Scott & Co..............................        180,400         9,313,150
 *Carson, Inc..........................................          8,000            65,000
 Carter-Wallace, Inc...................................        270,800         4,485,125
 *Carver Corp. WA......................................         16,200            16,706
 Cascade Corp..........................................         14,600           262,800
 *Casco International, Inc.............................          1,911             7,166
 Cash America International, Inc.......................        239,200         2,990,000
 *Casino America, Inc..................................        323,400           929,775
 *Casino Data Systems..................................        206,300           934,797
 *Casino Magic Corp....................................        172,600           210,356
 *Castle & Cooke, Inc..................................         18,800           312,550
 Castle Energy Corp....................................         16,300           226,163
 *Catalina Lighting, Inc...............................         85,700           530,269
 *Catalyst Semiconductor, Inc..........................         92,400           148,706
 *Catherines Stores Corp...............................        114,400           718,575
 Cato Corp. Class A....................................        371,700         3,484,688
 Cavalier Homes, Inc...................................         13,000           126,750
 *Cayenne Software, Inc................................         52,100           127,808
 *Celadon Group, Inc...................................        100,000         1,512,500
 *Celebrity, Inc.......................................        105,300           210,600
 *Cell Genesys, Inc....................................         35,500           303,969
 *Cellpro, Inc.........................................        136,800           384,750
 *Cellstar Corp........................................         22,800           591,375
 Cenfed Financial Corp.................................         58,722         2,354,385
 Cenit Bancorp, Inc....................................         18,300         1,251,263
 *Centennial Cellular Corp. Class A....................        166,800         3,184,838
 *Centigram Communications Corp........................         86,800         1,424,063
 Central Co-Operative Bank Somerville, MA..............         24,100           638,650
 Central Reserve Life Corp.............................         26,600           133,000
 *Central Sprinkler Corp...............................         31,900           574,200
 Centris Group, Inc....................................         72,400         1,570,175
 *Cephalon, Inc........................................         48,600           495,113
 *Ceradyne, Inc........................................         34,800           160,406
 *Cerion Technologies, Inc.............................         81,500           185,922
 Chaparral Steel Co....................................        225,500         3,467,063
 *Charming Shoppes, Inc................................      1,221,500         5,973,898
 *Chart House Enterprises, Inc.........................        114,300           800,100
 Charter Financial, Inc................................         46,400         1,028,050
 *Check Technology Corp................................         47,600           188,913
 *#Checkers Drive-In Restaurant, Inc...................            100               111
 *Checkmate Electronics, Inc...........................         62,000           457,250
 *Checkpoint System, Inc...............................        306,500         4,942,313
 Chemed Corp...........................................         29,500         1,154,188
 *Chemfab Corp.........................................         16,050           368,147
 *Cherry Corp. Class A.................................         48,700           744,197
 *Cherry Corp. Class B.................................         32,500           475,313
 Chesapeake Corp.......................................          1,500            51,375
 #Chesapeake Energy Corp...............................        350,400         2,693,700
 Chester Valley Bancorp................................            794            21,240
 *Chic by His, Inc.....................................        109,700           809,038
 Chicago Rivet & Machine Co............................         11,800           351,050
 *Children's Discovery Centers of America, Inc. Class
   A...................................................         76,200           619,125

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Childtime Learning Centers, Inc......................         37,900   $       523,494
 *Chips & Technologies, Inc............................         19,300           297,341
 Chittenden Corp.......................................         17,820           786,308
 *Chock Full O' Nuts Corp..............................        125,323           900,759
 *Christiana Companies, Inc............................         60,000         2,250,000
 *Chrysalis International Corp.........................         65,000           255,938
 *Cidco, Inc...........................................        128,800         2,632,350
 *Cinergi Pictures Entertainment, Inc..................         73,700           172,734
 *Ciprico, Inc.........................................         23,800           299,731
 *Circon Corp..........................................         26,500           405,781
 *Circuit Systems, Inc.................................         53,000           235,188
 *Citadel Holding Corp.................................         73,300           297,781
 *Citation Computer System, Inc........................         11,200            76,300
 *Citation Corp........................................        153,900         2,625,919
 Citfed Bancorp, Inc...................................         48,400         2,450,250
 Citizens Banking Corp.................................         97,050         2,838,713
 *Citizens, Inc. Class A...............................         10,600            72,875
 *Civic Bancorp........................................         37,695           610,188
 *Clean Harbors, Inc...................................        117,500           229,492
 Cleveland Cliffs, Inc.................................        131,300         5,662,313
 *Clintrials Research, Inc.............................        286,300         2,451,444
 *Coast Distribution System............................         85,100           287,213
 Coastal Bancorp, Inc..................................         51,400         1,497,025
 *Coastal Physician Group, Inc.........................        197,900           222,638
 *Coastcast Corp.......................................         41,800           587,813
 *Cobra Electronic Corp................................         54,700           434,181
 *Code-Alarm, Inc......................................         23,200            55,100
 *Coeur d'Alene Mines Corp. ID.........................        242,800         2,094,150
 *Coherent, Inc........................................         36,800         1,382,300
 *Coho Energy, Inc.....................................        270,200         2,752,663
 *Cohr, Inc............................................         16,400           202,438
 Collagen Corp.........................................        107,300         2,132,588
 Collins Industries, Inc...............................         12,500            83,594
 *Columbia Banking System, Inc.........................         32,697           870,558
 *Columbus Energy Corp.................................         22,375           192,984
 *Comdial Corp.........................................         91,800           975,375
 Commercial Bancshares, Inc............................         24,045           590,605
 Commercial Federal Corp...............................          2,294           110,255
 Commercial Intertech Corp.............................         86,600         1,547,975
 Commercial Metals Co..................................        154,900         5,102,019
 Commonwealth Bancorp, Inc.............................         12,500           252,344
 Commonwealth Industries, Inc..........................        125,800         2,107,150
 *Communications Central, Inc..........................         57,200           575,575
 Community Bank System, Inc............................         58,000         1,674,750
 Community Trust Bancorp, Inc..........................         43,370         1,322,785
 *Compdent Corp........................................         61,600         1,274,350
 *#Complete Management, Inc............................         20,000           332,500
 Computer Data Systems, Inc............................         18,700           758,519
 *Computer Network Technology Corp.....................        282,000         1,136,813
 *Computer Outsourcing Services, Inc...................         42,800           377,175
 *Computrac, Inc.......................................         25,900            25,900
 *Comshare, Inc........................................         14,250            83,719
 *Comstock Resources, Inc..............................          5,900            77,438
 *Comtech Telecommunications Corp......................         26,900           122,311
 *Concord Camera Corp..................................         12,300            51,891
 *Concord Fabrics, Inc. Class A........................         16,400           147,088
 *Cone Mills Corp. NC..................................        262,300         2,065,613
 *Congoleum Corp. Class A..............................          3,400            34,638
 *Conmed Corp..........................................        198,561         4,691,004
 *Continental Can, Inc. DE.............................         38,400           844,800
 Continental Homes Holding Corp........................         79,748         2,596,794
 *Continental Materials Corp...........................          2,300            62,963
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Cooker Restaurant Corp................................        150,000   $     1,490,625
 *Cooperative Bankshares, Inc..........................         20,800           357,500
 *Copart, Inc..........................................        122,700         2,139,581
 *Copley Pharmaceutical, Inc...........................        148,100         1,055,213
 *Coram Healthcare Corp................................         45,800           166,025
 *Corcom, Inc..........................................            900             8,831
 *Core, Inc............................................          7,400            77,469
 *Cornerstone Imaging, Inc.............................         86,400           413,100
 *Corrpro Companies, Inc...............................         68,300           964,738
 *Cortech, Inc.........................................         71,900            44,938
 *Cosmetic Centers, Inc. Class C.......................          8,646            27,019
 Courier Corp..........................................         15,600           432,900
 *Cover-All Technologies, Inc..........................         31,901           124,613
 Covest Bancshares, Inc................................         32,550           862,575
 *Craig Corp...........................................         38,600           738,225
 *Criticare Systems, Inc...............................         53,900           218,969
 Cross (A.T.) Co. Class A..............................        160,300         1,718,216
 *Crowley, Milner & Co.................................         18,000           184,500
 *Crown Books Corp.....................................         20,300           151,616
 *Crown Central Petroleum Corp. Class A................         71,000         1,428,875
 *Crown Central Petroleum Corp. Class B................         59,400         1,128,600
 Crown Crafts, Inc.....................................         80,900         1,314,625
 *Crown Vantage, Inc...................................         21,020           210,200
 *Crown-Andersen, Inc..................................         20,000           135,000
 *Cruise America, Inc..................................         45,500           418,031
 Cubic Corp............................................         89,950         2,889,644
 *Cuisine Solutions, Inc...............................         12,000            16,125
 Culp, Inc.............................................          8,100           150,863
 Curtiss-Wright Corp...................................         43,600         3,332,675
 *Cyberoptics Corp.....................................         43,700         1,188,094
 *Cybex International, Inc.............................         43,300           470,888
 *Cyrk, Inc............................................        193,500         2,261,531
 *Cytrx Corp...........................................         86,000           357,438
 D&N Financial Corp....................................         49,700         1,208,331
 *DBA Systems, Inc.....................................         45,900           324,169
 *DII Group, Inc.......................................         66,400         1,489,850
 *DIY Home Warehouse, Inc..............................         84,800           339,200
 *DM Management Co.....................................         32,300           575,344
 *DSP Technology, Inc..................................         13,600           146,200
 DT Industries, Inc....................................         59,300         1,651,134
 *DVI, Inc.............................................         96,700         1,764,775
 *Dairy Mart Convenience Stores, Inc. Class A..........          9,000            40,500
 *Dakota Mining Corp...................................         10,909             3,409
 *Dakotah, Inc.........................................          5,000            10,156
 *Damark International, Inc. Class A...................         80,800           999,900
 Dames & Moore, Inc....................................        178,300         2,206,463
 Daniel Industries, Inc................................        145,700         2,704,556
 Dart Group Corp. Class A..............................          5,600           653,800
 *Data Broadcasting Corp...............................        119,470           843,757
 *Data I/O Corp........................................         69,400           511,825
 *#Data Race, Inc......................................         29,800           141,550
 *Data Systems & Software, Inc.........................         86,800           463,838
 *Data Systems Network Corp............................          3,228            37,526
 *Data Translation, Inc................................          8,250            26,297
 *Dataflex Corp........................................         66,500           284,703
 *Datakey, Inc.........................................         19,100            76,997
 *Dataram Corp.........................................         31,160           268,755
 *Datascope Corp.......................................         24,000           609,000
 *Dataware Technologies, Inc...........................         65,700           209,419

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Datron Systems, Inc..................................         30,000   $       305,625
 *Datum, Inc...........................................         35,800           673,488
 *Davco Restaurants, Inc...............................         42,800           839,950
 *Daw Technologies, Inc................................        111,900           227,297
 *Dawson Geophysical Co................................         36,600           697,688
 Daxor Corp............................................         52,000           624,000
 *DeGeorge Financial Corp..............................         19,900            17,413
 Deb Shops, Inc........................................        142,000           816,500
 *Deckers Outdoor Corp.................................        100,100           835,209
 Decorator Industries, Inc.............................         16,666           152,077
 Defiance, Inc.........................................         73,100           581,373
 *Deflecta-Shield Corp.................................         49,600           779,650
 *Del Global Technologies Corp.........................         85,877           848,035
 Delta Natural Gas Co., Inc............................         26,100           473,063
 Delta Woodside Industries, Inc........................        278,200         1,634,425
 *Designer Holdings, Ltd...............................        189,000         1,771,875
 *Designs, Inc.........................................        178,800           611,831
 *Detection Systems, Inc...............................         30,000           442,500
 *Detrex Corp..........................................          2,800            28,875
 *Detroit Diesel Corp..................................        190,300         4,341,219
 *Devcon International Corp............................         50,800           250,825
 *Devlieg-Bullard, Inc.................................          6,600            28,463
 *Diamond Multimedia Systems, Inc......................        188,400         1,866,338
 *Dianon Systems, Inc..................................         40,000           337,500
 *Digi International, Inc..............................        124,000         2,425,750
 *Digital Sound Corp...................................         25,000            28,906
 Dime Bancorp, Inc.....................................         92,004         2,231,097
 Dime Financial Corp...................................         38,900         1,213,194
 *Discount Auto Parts, Inc.............................        167,900         3,137,631
 *Dixie Group, Inc.....................................        122,400         1,346,400
 *Dixon Ticonderoga Co.................................         27,250           383,203
 *#Dominion Bridge Corp................................        179,500           350,586
 *Dominion Homes, Inc..................................         70,100           638,567
 Donegal Group, Inc....................................         52,833         1,096,285
 Donnelly Corp. Class A................................         78,250         1,437,844
 *Donnkenny, Inc.......................................        157,300           540,719
 *Dotronix, Inc........................................          1,000               953
 Downey Financial Corp.................................        282,927         7,780,493
 *Dravo Corp...........................................         22,800           226,575
 *Dress Barn, Inc......................................        160,823         4,161,295
 *Drug Emporium, Inc...................................        188,400           741,825
 *#Drypers Corp........................................         49,400           276,331
 *Durakon Industries, Inc..............................        107,400           976,669
 Dyersburg Corp........................................        124,200         1,540,856
 *Dynamics Research Corp...............................         71,364           896,510
 *E-Z-Em, Inc. Class A.................................         43,200           318,600
 *E-Z-Em, Inc. Class B.................................          2,473            17,002
 *EA Engineering Science & Technology, Inc.............         55,825           113,395
 *EA Industries, Inc...................................         44,400           258,075
 *ECC International Corp...............................         90,500           356,344
 *EFTC Corp............................................         34,700           518,331
 *EIS International, Inc...............................        132,800           879,800
 *ELXSI Corp...........................................         27,900           369,675
 EMC Insurance Group, Inc..............................         33,600           449,400
 *ERLY Industries, Inc.................................         21,120           151,800
 *ESCO Electronics Corp. Trust Receipts................        193,400         3,166,925
 Eagle Bancshares, Inc.................................         64,600         1,231,438
 Eagle Financial Corp..................................         52,039         2,680,009
 *Eagle Food Centers, Inc..............................         79,200           396,000
 *Eagle Hardware & Garden, Inc.........................        165,400         2,816,969
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Eagle Point Software Corp............................         80,000   $       277,500
 Easco, Inc............................................        108,000         1,262,250
 Eastern Co............................................         19,600           352,800
 Eaton Vance Corp......................................        159,846         5,584,620
 Ecology & Environment, Inc. Class A...................         22,300           248,088
 *Edelbrock Corp.......................................         85,000         1,381,250
 *#Edison Brothers Stores, Inc.........................         44,500                 0
 Edo Corp..............................................         31,500           279,563
 *Education Alternatives, Inc..........................         80,100           370,463
 *Educational Insights, Inc............................         49,300           120,939
 *Egghead, Inc.........................................        224,625         1,635,551
 *Ekco Group, Inc......................................        214,300         1,500,100
 *El Chico Restaurants, Inc............................         42,900           496,031
 *El Paso Electric Co..................................        306,700         2,070,225
 Elcor Corp............................................         23,550           571,088
 *Electro Rent Corp....................................         37,000         1,385,188
 *Electro Scientific Industries, Inc...................         42,400         1,762,250
 *Electroglas, Inc.....................................        147,500         2,774,844
 *Electromagnetic Sciences, Inc........................         70,250         1,255,719
 *Elek-Tek, Inc........................................         52,400             5,240
 Ellett Brothers, Inc..................................         14,400            81,900
 *Emcon................................................         93,200           515,513
 *#Empire of Carolina, Inc.............................         87,550           175,100
 *Emulex Corp..........................................         11,750           187,266
 Energen Corp..........................................        116,700         4,434,600
 Engineered Support Systems, Inc.......................         24,500           528,281
 #Engle Homes, Inc.....................................         78,700         1,153,447
 Enhance Financial Services Group, Inc.................         41,100         2,296,463
 *Enstar, Inc..........................................         20,866           169,536
 *Environmental Elements Corp..........................         30,300            83,325
 *Envirotest Systems Corp. Class A.....................         98,100           539,550
 *#Equinox Systems, Inc................................         35,400           651,581
 *Equitex, Inc.........................................          9,400             9,106
 *Equitrac Corp........................................         26,500           445,531
 *Equity Oil Co........................................        142,900           473,356
 Eskimo Pie Corp.......................................          3,300            34,856
 Espey Manufacturing & Electronics Corp................          3,500            60,375
 *Esterline Technologies Corp..........................         63,600         2,249,850
 *Evans & Sutherland Computer Corp.....................         93,000         2,859,750
 *Evans Systems, Inc...................................         23,585            42,011
 *Evans, Inc...........................................         80,800           194,425
 Evergreen Bancorp, Inc. DE............................         63,100         1,494,681
 *Evergreen Resources, Inc.............................         39,000           606,938
 *Exabyte Corp.........................................        225,000         2,200,781
 *Exar Corp............................................        101,500         2,543,844
 Excel Industries, Inc.................................        125,200         2,433,575
 *Executone Information Systems, Inc...................        190,600           413,959
 #Exide Corp...........................................        250,100         5,971,138
 *Ezcorp, Inc. Class A Non-Voting......................        139,100         1,577,916
 FCB Financial Corp....................................         22,600           618,675
 FDP Corp..............................................         10,500           108,281
 FFLC Bancorp..........................................         50,833         1,156,451
 FFY Financial Corp....................................         42,300         1,263,713
 *FM Properties, Inc...................................        136,200           676,744
 FNB Rochester Corp....................................         30,300           516,994
 *FPA Corp.............................................         20,100            23,241
 *FSI International, Inc...............................        212,900         3,253,378
 *FTP Software, Inc....................................        299,800           679,234
 Fab Industries, Inc...................................         67,081         1,995,660

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Fabri-Centers of America, Inc. Class A...............         35,700   $       747,469
 *Fabri-Centers of America, Inc. Class B...............         35,700           718,463
 *Failure Group, Inc...................................         69,500           655,906
 *Fairchild Corp. Class A..............................        143,900         3,264,731
 *Fansteel, Inc........................................         74,700           662,963
 *Farah, Inc...........................................        163,600           848,675
 Farmer Brothers Co....................................             84            13,398
 *Farr Co..............................................         34,800           545,925
 Farrel Corp...........................................         62,200           219,644
 Federal Screw Works...................................          2,000           120,250
 *Fibermark, Inc.......................................         46,550           986,278
 Fidelity Bancorp, Inc. Delaware.......................         32,700           748,013
 Fidelity National Financial, Inc......................          9,000           234,000
 *Fieldcrest Cannon, Inc...............................        104,600         3,523,713
 *Figgie International, Inc. Class B...................         17,700           230,100
 *Filenes Basement Corp................................        246,200         1,546,444
 *Filenet Corp.........................................          5,200           142,675
 Financial Bancorp., Inc...............................         25,000           623,438
 *Finish Line, Inc. Class A............................         15,500           294,500
 First Albany Companies, Inc...........................         28,866           427,587
 *First Alert, Inc.....................................        270,400           760,500
 First American Financial Corp.........................        112,500         6,890,625
 First Bell Bancorp, Inc...............................          2,700            47,588
 *First Cash, Inc......................................         45,200           368,663
 First Central Financial Corp..........................         49,600            27,900
 First Citizens Bancshares, Inc. NC....................         30,400         3,351,600
 First Colorado Bancorp................................          4,200            96,075
 First Commonwealth Financial Corp.....................          9,700           246,744
 First Defiance Financial Corp.........................        108,600         1,676,513
 First Essex Bancorp...................................         86,400         1,701,000
 First Federal Capital Corp............................         65,610         1,820,678
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         31,000         1,147,000
 First Financial Holdings, Inc.........................         50,300         2,140,894
 First Indiana Corp....................................         76,922         2,009,587
 First Liberty Financial Corp..........................         47,850         1,312,884
 *#First Merchants Acceptance Corp.....................         65,300             2,041
 First Northern Capital Corp...........................         98,700         1,307,775
 First Oak Brook Bancshares, Inc. Class A..............         14,500           598,125
 First Palm Beach Bancorp, Inc.........................         55,200         2,152,800
 *First Republic Bank..................................        112,703         3,113,420
 First Savings Bancorp, Inc. North Carolina............         48,000         1,152,000
 First Savings Bank....................................         77,200         1,944,475
 *First Team Sports, Inc...............................         85,600           326,350
 First Western Bancorp, Inc............................         19,200           532,800
 Firstbank of Illinois Co..............................          1,800            57,206
 *FirstFed Financial Corp. DE..........................         95,700         3,493,050
 *Fischer Imaging Corp.................................        100,600           578,450
 Fleming Companies, Inc................................        260,597         4,332,425
 Flexsteel Industries, Inc.............................         78,400           921,200
 Florida Rock Industries, Inc..........................        186,000         4,836,000
 *Florsheim Group, Inc.................................         82,400           744,175
 Fluke Corp............................................         96,620         2,294,725
 *Fluor Daniel/GTI, Inc................................         15,822           147,342
 Flushing Financial Corp...............................          4,500            99,000
 *Foilmark, Inc........................................         36,100           114,505
 *Foodarama Supermarkets, Inc..........................         12,400           274,350
 *Foothill Independent Bancorp.........................         39,842           647,433
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Forest City Enterprises, Inc. Class A.................         38,450   $     2,196,456
 *Foster (L.B.) Co. Class A............................        115,800           607,950
 *Four Kids Entertainment, Inc.........................         17,000            61,625
 Frankfort First Bancorp, Inc..........................          1,300            12,269
 Franklin Bank National Associaton Southfield, MI......         36,460           606,148
 *Franklin Electronic Publishers, Inc..................         86,100         1,226,925
 Freds, Inc. Class A...................................         97,400         2,386,300
 *Fresh Choice, Inc....................................         64,900           273,797
 Friedman Industries, Inc..............................         55,517           388,619
 *Friedmans, Inc. Class A..............................        149,300         2,174,181
 Frisch's Restaurants, Inc.............................         77,405         1,025,616
 Frozen Food Express Industries, Inc...................         56,300           555,963
 *Funco, Inc...........................................         34,300           647,413
 *Fund American Enterprises Holdings, Inc..............          1,000           122,625
 *Fuqua Enterprises, Inc...............................         44,800         1,360,800
 *G-III Apparel Group, Ltd.............................         73,200           382,013
 GBC Bancorp...........................................         48,200         2,641,963
 *GC Companies, Inc....................................         71,300         3,092,638
 *GKN Holding Corp.....................................          8,100            33,919
 *GNI Group, Inc.......................................         42,700           248,194
 *GT Bicycles, Inc.....................................         93,700           635,403
 *GTI Corp.............................................        113,200           672,125
 *GZA Geoenvironmental Technologies, Inc...............         36,500           185,922
 Gainsco, Inc..........................................         79,000           661,625
 *Galey & Lord, Inc....................................        118,500         2,133,000
 *Galileo Corp.........................................         66,100           739,494
 Gamma Biologicals, Inc................................         52,000           260,000
 *Gantos, Inc..........................................         84,350           100,166
 Garan, Inc............................................         58,000         1,435,500
 *Garden Botanika, Inc.................................         67,200           302,400
 *Garden Fresh Restaurant Corp.........................         45,900           651,206
 *Garnet Resources Corp................................         39,600             9,281
 *Gasonics International, Inc..........................         19,200           255,600
 *Gehl Co..............................................         68,600         1,564,938
 *General Communications, Inc. Class A.................         72,900           503,466
 *#General Datacomm Industries, Inc....................        219,000         1,149,750
 *General Host Corp....................................        314,370         1,670,091
 General Housewares Corp...............................         38,700           362,813
 *General Microwave Corp...............................            400             3,800
 *General Surgical Innovations, Inc....................        145,000           670,625
 *Genesco, Inc.........................................         27,700           360,100
 *#Geneva Steel Co. Class A............................        202,100           505,250
 *Genicom Corp.........................................         90,400         1,243,000
 *Genlyte Group, Inc...................................         85,500         1,480,219
 Genovese Drug Stores, Inc. Class A....................         12,650           230,863
 *Gensym Corp..........................................         71,200           384,925
 *Genus, Inc...........................................        178,300           763,347
 Geon Co...............................................        103,500         2,445,188
 George Mason Bankshares, Inc..........................         15,000           577,500
 *Geoscience Corp......................................         50,000           612,500
 Gerber Scientific, Inc................................        339,500         6,790,000
 *Getty Petroleum Marketing, Inc.......................        198,300         1,053,469
 *Giant Group, Ltd.....................................         50,600           379,500
 Giant Industries, Inc.................................        154,900         2,846,288
 *Gibraltar Packaging Group, Inc.......................         67,200           180,600
 *Gibson Greetings, Inc................................        185,000         4,364,844
 *Giga-Tronics, Inc....................................         19,900           200,866
 *Gish Biomedical, Inc.................................         42,300           206,213

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Gleason Corp..........................................         93,800   $     2,432,938
 *Global Industrial Technologies, Inc..................        218,300         3,902,113
 *Global Motorsport Group, Inc.........................         62,500           863,281
 *Global Village Communication, Inc....................         92,200           181,519
 *Golden Books Family Entertainment, Inc...............         90,800           856,925
 *Good Guys, Inc.......................................        218,300         1,800,975
 Gorman-Rupp Co........................................         15,100           283,125
 *Gottschalks, Inc.....................................        107,300           918,756
 *Government Technology Services, Inc..................         68,200           362,313
 *Gradco Systems, Inc..................................         78,000           633,750
 *Graham Corp..........................................         25,950           544,950
 *Graham-Field Health Products, Inc....................         92,400         1,380,225
 *Grand Casinos, Inc...................................        460,900         6,049,313
 Grand Premier Financial, Inc..........................         54,907           777,277
 Granite Construction, Inc.............................        201,150         4,601,306
 Granite State Bankshares, Inc.........................         22,800           508,725
 Green (A.P.) Industries, Inc..........................         95,294         1,107,793
 Greenbrier Companies, Inc.............................        189,900         3,252,038
 *Greyhound Lines, Inc.................................        254,000         1,000,125
 *Grist Mill & Co......................................         76,600           713,338
 *Grossmans, Inc.......................................        154,000             1,386
 *Group Technologies Corp..............................        105,000           334,688
 *Gryphon Holdings, Inc................................        106,800         1,755,525
 Guaranty National Corp................................         79,305         2,845,067
 *Guest Supply, Inc....................................         58,700           807,125
 Guilford Mills, Inc...................................        251,500         6,366,094
 *Gulfmark Offshore, Inc...............................         22,200           746,475
 *Gundle/SLT Environmental, Inc........................        267,900         1,322,756
 *HCIA, Inc............................................        114,400         1,376,375
 HF Financial Corp.....................................         29,300           747,150
 *HMI Industries, Inc..................................          9,000            50,625
 *HMN Financial, Inc...................................         44,400         1,151,625
 *HPSC, Inc............................................         42,000           246,750
 *HS Resources, Inc....................................        221,300         3,526,969
 *Haemonetics Corp.....................................         25,000           365,625
 Haggar Corp...........................................         96,700         1,535,113
 *Hahn Automotive Warehouse, Inc.......................         38,746           247,006
 *Hampshire Group, Ltd.................................         19,100           362,900
 *Hampton Industries, Inc..............................         47,690           411,326
 *Handleman Co.........................................        484,436         3,239,666
 Handy & Harman........................................         98,007         2,192,907
 *Hanger Orthopedic Group, Inc.........................          5,600            69,300
 *Harding Lawson Associates Group, Inc.................         51,700           494,381
 Harleysville Group, Inc...............................        305,600         7,162,500
 Harris Financial, Inc.................................         29,500           564,188
 *#Harry's Farmers Market, Inc. Class A................         46,100            96,522
 *Hartmarx Corp........................................        371,800         3,020,875
 *Harvey Entertainment Co..............................         36,600           516,975
 Harvey's Casino Resorts...............................        112,100         2,220,981
 Haskel International, Inc.............................         37,600           454,725
 Hastings Manufacturing Co.............................            850            34,850
 *Hathaway Corp........................................         45,300           130,238
 *Hauser, Inc..........................................        116,700           780,431
 Haven Bancorp, Inc....................................         45,300         1,947,900
 Haverty Furniture Co., Inc............................        140,100         1,799,409
 *Hawthorne Financial Corp.............................         30,600           640,688
 *Hays Wheels International, Inc.......................         21,700           647,609
 *Health Management Systems, Inc.......................         32,100           198,619
 *Health Risk Management, Inc..........................         42,800           460,100
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Healthcare Services Group, Inc.......................         92,200   $     1,172,669
 *Healthcor Holdings...................................         65,300           302,013
 Healthplan Services Corp..............................         19,453           375,686
 *#Heartland Wireless Communications, Inc..............         30,000            58,125
 *Hector Communications Corp...........................          8,500            77,031
 Heilig-Meyers Co......................................        242,750         3,140,578
 *Hein-Werner Corp.....................................         18,886           133,382
 *Heist (C.H.) Corp....................................         16,800           116,025
 *Hello Direct, Inc....................................         84,100           609,725
 Heritage Financial Services, Inc......................            500            12,813
 *Herley Industries, Inc...............................         20,533           282,970
 *Hi-Lo Automotive, Inc................................        126,700           348,425
 *Hi-Shear Industries, Inc.............................         53,500           132,092
 *Hi-Tech Pharmacal, Inc...............................         48,700           246,544
 *High Plains Corp.....................................        177,300           559,603
 Hoenig Group, Inc.....................................        104,700           595,481
 *Holiday RV Superstores, Inc..........................         60,800            95,000
 Holly Corp............................................         88,500         2,389,500
 *Hollywood Casino Corp. Class A.......................          5,900            14,566
 *Hollywood Entertainment Corp.........................         67,100           577,689
 *Hollywood Park, Inc..................................         48,500           936,656
 *Hologic, Inc.........................................         19,600           509,600
 *Holopak Technologies, Inc............................         27,800            97,300
 Home Federal Bancorp..................................         34,875           941,625
 Home Port Bancorp, Inc................................         14,500           342,563
 *Home Products International, Inc.....................          4,900            54,819
 *Home State Holdings, Inc.............................         79,500            12,402
 *Homebase, Inc........................................        104,550           875,606
 *Homecorp, Inc........................................          7,650           192,206
 *Homeowners Group, Inc................................         21,600            17,896
 Horizon Financial Corp................................         82,265         1,372,797
 *Hospital Staffing Services, Inc......................         62,200            58,313
 *Housecall Medical Resources, Inc.....................         29,400            94,631
 *Hovnanian Enterprises, Inc. Class A..................        211,784         1,548,671
 #Howell Corp..........................................         34,200           664,763
 Hudson Foods, Inc. Class A............................        322,250         6,102,609
 Hudson General Corp...................................         32,900         1,595,650
 *Hudson Technologies, Inc.............................         33,100           154,122
 Huffy Corp............................................        128,500         1,935,531
 Hughes Supply, Inc....................................        191,000         6,255,250
 *Hugoton Energy Corp..................................        291,000         2,782,688
 Hunt (J.B.) Transport Services, Inc...................        365,500         5,962,219
 Huntco, Inc. Class A..................................         84,500         1,066,813
 *Hurco Companies, Inc.................................         23,500           198,281
 *#Hutchinson Technology, Inc..........................         12,000           285,750
 *Hycor Biomedical, Inc................................         77,700           165,113
 *Hyde Athletic Industries, Inc. Class A...............         19,800            90,956
 *Hyde Athletic Industries, Inc. Class B...............         30,000           150,000
 IBS Financial Corp....................................          4,900            84,984
 *ICF Kaiser International, Inc........................         60,300           128,138
 ICO, Inc..............................................        241,800         1,473,469
 *ICU Medical, Inc.....................................         79,400           868,438
 *IEC Electronics Corp.................................        118,600         1,823,475
 IFR Systems, Inc......................................         26,000           786,500
 *IHOP Corp............................................         33,900         1,158,956
 *ILC Technology, Inc..................................         12,000           174,000
 *IPC Information Systems, Inc.........................          8,900           162,981
 ISB Financial Corp. LA................................         25,100           647,894
 *ITC Learning Corp....................................         49,200           218,325
 *ITEQ, Inc............................................         76,559           901,961
 *ITI Technologies, Inc................................          5,600           139,650

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Ibah, Inc............................................        243,000   $       827,719
 *Imation Corp.........................................         10,300           179,606
 *Immulogic Pharmaceutical Corp........................        180,100           410,853
 #Imperial Holly Corp..................................        172,100         1,860,831
 *In Focus Systems, Inc................................         24,000           790,500
 *In Home Health, Inc..................................        116,200           128,909
 *#Inacom Corp.........................................         89,000         2,525,375
 *Inco Homes Corp......................................            156               556
 *Indenet, Inc.........................................         68,000           149,813
 Independence Holding Co...............................         52,600           644,350
 Independent Bank Corp. MA.............................         61,200           998,325
 Independent Bank East.................................         13,891           447,117
 Industrial Acoustics Co., Inc.........................            700             7,788
 *Inference Corp. Class A..............................        115,000           589,375
 *Information Resources, Inc...........................         77,600         1,164,000
 *Information Storage Devices, Inc.....................        106,000           748,625
 Ingles Market, Inc. Class A...........................         99,700         1,333,488
 *Innodata Corp........................................         11,600             9,606
 *Innoserv Technologies, Inc...........................         13,700            32,966
 Insituform East, Inc..................................         31,200            83,850
 *Insituform Technologies, Inc. Class A................        256,300         2,274,663
 *Inso Corp............................................         36,000           387,000
 Insteel Industries, Inc...............................         84,100           630,750
 Instron Corp..........................................         63,500         1,079,500
 *Insurance Auto Auctions, Inc.........................        121,500         1,290,938
 *Integrated Silicon Solution, Inc.....................        106,200         1,048,725
 *Intellicall, Inc.....................................         29,500           162,250
 *Intelligent Electronics, Inc.........................        334,639         1,725,482
 *Intelligent Systems Corp.............................         52,375           274,969
 Intercargo Corp.......................................         30,100           406,350
 *Interface Systems, Inc...............................         49,600           148,800
 Interface, Inc. Class A...............................        144,600         4,297,331
 *Intergraph Corp......................................        464,900         4,866,922
 *Interlinq Software Corp..............................         62,200           264,350
 *International Alliance Services, Inc.................         17,560           253,523
 International Aluminum Corp...........................         48,900         1,515,900
 *International Lottery & Totalizer Systems, Inc.......          9,600            14,850
 International Multifoods Corp.........................        241,400         6,487,625
 *International Rectifier Corp.........................        548,400         7,746,150
 *International Remote Imaging Systems, Inc............          3,000            12,000
 International Shipholding Corp........................         70,475         1,264,145
 *International Technology Corp........................        111,725           921,731
 *International Thoroughbred Breeders, Inc.............        110,000           385,000
 *Interphase Corp......................................         65,100           421,116
 Interpool, Inc........................................        125,400         1,747,763
 Interra Financial, Inc................................         37,250         2,055,734
 Interstate Johnson Lane, Inc..........................         40,100         1,037,588
 *Intertan, Inc........................................        131,400           747,338
 *Intervisual Books, Inc. Class A......................          9,900            25,369
 Interwest Bancorp.....................................         17,600           683,100
 Invacare Corp.........................................         12,100           281,325
 Investors Financial Services Corp.....................          1,039            43,898
 Investors Title Co....................................         18,200           398,125
 Isco, Inc.............................................         21,900           201,206
 *Isolyser Co., Inc....................................        507,600         1,522,800
 *Iwerks Entertainment, Inc............................        191,700           706,894
 *J & J Snack Foods Corp...............................        100,100         1,626,625
 J & L Specialty Steel, Inc............................        365,800         3,566,550
 *J. Alexander's Corp..................................         63,500           345,281
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *JPE, Inc.............................................         63,300   $       363,975
 JSB Financial, Inc....................................        105,400         4,914,275
 *Jackpot Enterprises, Inc.............................        100,600         1,219,775
 *Jaclyn, Inc..........................................         26,900           117,688
 *Jaco Electronics, Inc................................         45,446           306,761
 *Jacobson Stores, Inc.................................         62,650           689,150
 *Jan Bell Marketing, Inc..............................        262,500           738,281
 *Jason, Inc...........................................        197,500         1,518,281
 *Jean Philippe Fragrances, Inc........................        103,200           799,800
 Jefferson Savings Bancorp, Inc........................         30,000         1,286,250
 John Alden Financial Corp.............................        351,200         9,460,450
 *Johnson Worldwide Associates, Inc. Class A...........        122,100         2,045,175
 Johnston Industries, Inc..............................        113,925           590,986
 *Johnstown American Industries, Inc...................        117,900         1,245,319
 *Jones Intercable, Inc................................         48,900           641,813
 *Jones Intercable, Inc. Class A.......................        335,100         4,691,400
 *Jos. A. Bank Clothiers, Inc..........................        117,300           821,100
 *Jumbosports, Inc.....................................        335,000           984,063
 Juno Lighting, Inc....................................         12,000           229,500
 *Just Toys, Inc.......................................         14,000            15,313
 Justin Industries, Inc................................        339,800         4,990,813
 K Swiss, Inc. Class A.................................         37,000           612,813
 *K-Tron International, Inc............................          6,300           111,038
 *KBK Capital Corp.....................................          5,000            49,375
 *KLLM Transport Services, Inc.........................         52,099           661,006
 *Kaiser Aluminum Corp.................................        168,100         1,744,038
 *Kaiser Ventures, Inc.................................        102,900         1,389,150
 Kaman Corp. Class A...................................        245,800         4,501,213
 Katy Industries, Inc..................................        135,800         2,376,500
 Kaye Group, Inc.......................................         40,000           270,000
 Keithley Instruments, Inc.............................          1,000            10,625
 Kellwood Co...........................................        175,518         6,022,461
 Kenan Transport Co....................................            200             4,975
 *Kentucky Electric Steel, Inc.........................         32,600           232,275
 Kewaunee Scientific Corp..............................         22,200           262,238
 *Key Production Co., Inc..............................         83,762           895,206
 *Key Tronic Corp......................................        108,600           604,088
 *Keystone Consolidated Industries, Inc................        100,586         1,282,472
 Kimball International, Inc. Class B...................         59,900         2,405,359
 *Kimmins Corp.........................................         44,000           209,000
 *Kinark Corp..........................................         70,900           230,425
 *Kinnard Investment, Inc..............................         71,100           419,934
 *Kirby Corp...........................................          6,500           120,656
 *Kit Manufacturing Co.................................         11,100            97,125
 Klamath First Bancorp, Inc............................        101,100         2,179,969
 Knape & Vogt Manufacturing Co.........................         46,531           918,987
 *Koss Corp............................................         32,100           441,375
 *Krug International Corp..............................         65,400           412,838
 LCS Industries, Inc...................................         13,200           234,300
 LNR Property Corp.....................................         15,750           366,188
 LSB Industries, Inc...................................         99,500           435,313
 LSI Industries, Inc...................................         13,230           229,044
 *LTX Corp.............................................        343,400         1,910,163
 La-Z-Boy, Inc.........................................         12,900           554,700
 Lab Holdings, Inc.....................................         61,300         1,446,297
 *#Laboratory Corp. of America Holdings, Inc...........        360,700           743,944
 *Laclede Steel Co.....................................         39,600           185,625
 *Ladd Furniture, Inc..................................         87,327         1,337,195
 *Laidlaw Environmental Services, Inc..................        648,134         2,916,603

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Lamson & Sessions Co.................................        154,700   $     1,005,550
 *Landair Services, Inc................................         16,200           447,525
 *Lasermaster Technologies, Inc........................         27,800           120,756
 *Laserscope...........................................         61,000           324,063
 *#LaserSight Corporation..............................         26,400            90,750
 Lawyers Title Corp....................................        112,112         3,559,556
 *Layne Christensen Co.................................         29,600           516,150
 *Lazare Kaplan International, Inc.....................            500             7,156
 *Learning Co., Inc....................................        465,000         8,428,125
 *Leasing Solutions, Inc...............................          9,600           229,800
 *Lechters, Inc........................................        226,400         1,287,650
 Lennar Corp...........................................         78,250         1,633,469
 *Lexford, Inc.........................................         28,500           874,594
 *Liberty Technologies, Inc............................         62,300           175,219
 Life Bancorp, Inc.....................................         12,000           372,000
 *Life USA Holdings, Inc...............................        221,700         3,713,475
 *Lifeline Systems, Inc................................         19,500           436,313
 Lifetime Hoan Corp....................................         15,200           154,850
 *Ligand Pharmaceuticals, Inc. Class B.................          7,599            98,312
 Lillian Vernon Corp...................................         97,400         1,357,513
 *Lindal Cedar Homes, Inc..............................          8,000            32,500
 Lindberg Corp.........................................         64,800           939,600
 *Liuski International, Inc............................         30,700            28,781
 *Lodgenet Entertainment Corp..........................        134,000         1,691,750
 *#Logic Devices, Inc..................................         68,900           193,781
 *Lone Star Steakhouse Saloon..........................         63,500         1,186,656
 *Loronix Information Systems, Inc.....................         52,800           108,900
 *Louis Dreyfus Natural Gas Corp.......................        256,656         5,309,571
 Lufkin Industries, Inc................................         66,600         2,364,300
 Lukens, Inc. DE.......................................        243,600         4,080,300
 *Lumisy, Inc..........................................         14,800            91,575
 *Luria (L.) & Son, Inc................................         75,800             1,099
 *Lynch Corp...........................................          2,300           197,800
 *M-Wave, Inc..........................................         24,800           103,850
 *M.H. Meyerson & Co., Inc.............................         43,100           231,663
 M/A/R/C, Inc..........................................          5,002            95,663
 MAF Bancorp, Inc......................................         73,861         2,409,715
 #MDC Holdings, Inc....................................        274,288         3,034,311
 *MEMC Electronic Materials, Inc.......................        118,700         2,144,019
 MFB Corp..............................................         19,200           439,200
 *MFRI, Inc............................................         53,900           525,525
 *MHM Services, Inc....................................            712               801
 *MI Schottenstein Homes, Inc..........................         93,800         1,389,413
 *MK Gold Corp.........................................        140,100           207,961
 MMI Companies, Inc....................................        131,200         3,165,200
 *MRS Technology, Inc..................................         67,600            69,713
 *MS Carriers, Inc.....................................        134,000         3,232,750
 *MTI Technology Corp..................................         32,700           447,581
 MTS Systems Corp......................................         71,600         2,734,225
 MYR Group, Inc........................................         30,966           690,929
 *Macheezmo Mouse Restaurants, Inc.....................         25,000             9,775
 *Main Street & Main, Inc..............................         24,000            69,750
 *Manhattan Bagel Co., Inc.............................          4,100             5,573
 *Mapinfo Corp.........................................         88,600         1,196,100
 Marcus Corp...........................................        137,500         3,884,375
 *Marine Drilling Companies, Inc.......................         30,300           690,272
 *Mariner Health Group, Inc............................        307,300         4,465,453
 *Marisa Christina, Inc................................         94,000           446,500
 Maritrans, Inc........................................        143,700         1,293,300
 *Mark VII, Inc........................................         19,800           356,400
 *Marker International.................................        115,000           539,063
 *Marlton Technologies, Inc............................         28,000           185,500
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Marsh Supermarkets, Inc. Class A......................         37,900   $       582,713
 Marsh Supermarkets, Inc. Class B......................         50,400           759,150
 *Marshall Industries..................................         70,800         2,442,600
 Maryland Federal Bancorp..............................         79,130         2,064,798
 Massbank Corp. Reading, MA............................         40,266         1,804,420
 *Matec Corp. DE.......................................          6,900            28,463
 *Material Sciences Corp...............................        241,200         3,542,625
 *Matlack Systems, Inc.................................         94,642           822,202
 *Matria Healthcare, Inc...............................         58,800           308,700
 *Matrix Pharmaceutical, Inc...........................        304,900         1,076,678
 *Matrix Service Co....................................        106,900           855,200
 *Mattson Technology, Inc..............................          3,900            38,147
 *Maverick Tube Corp...................................         72,500         2,073,047
 *Max & Ermas Restaurants, Inc.........................         20,400           124,950
 *Maxco, Inc...........................................         38,500           445,156
 *Maxim Group, Inc.....................................         35,000           538,125
 *Maxwell Technologies, Inc............................         32,190           854,041
 *Maxxam, Inc..........................................         93,300         4,344,281
 *Maxxim Medical, Inc..................................        125,900         2,754,063
 *Maynard Oil Co.......................................         49,600           607,600
 McDonald & Co. Investment, Inc........................         58,000         1,562,375
 McGrath Rent Corp.....................................         80,000         1,762,500
 McRae Industries, Inc. Class A........................          1,000             9,000
 *Medalliance, Inc. Liquidating Trust Escrow...........         39,500                 0
 *Medaphis Corp........................................      1,099,800         5,533,369
 *#Medcath, Inc........................................         13,400           226,125
 Medford Savings Bank MA...............................         51,800         1,923,075
 *Media 100, Inc.......................................         92,000           428,375
 *Media Logic, Inc.....................................         20,100            27,638
 *Medical Action Industries, Inc.......................         19,000            68,281
 *Medical Assurance, Inc...............................         27,000           767,813
 *Medical Graphics Corp................................         27,800           116,413
 *Medical Resources, Inc...............................         41,356           373,496
 *Medicore, Inc........................................         58,600           135,513
 *Mediq, Inc...........................................          5,200            52,975
 *Medstone International, Inc..........................         14,500           144,094
 Merchants Bancorp, Inc................................         39,400           952,988
 Merchants Group, Inc..................................         25,600           499,200
 #Mercury Air Group, Inc...............................         15,300            88,453
 *Meridian Data, Inc...................................        105,900           446,766
 Meridian Insurance Group, Inc.........................         47,000           866,563
 *Merisel, Inc.........................................        335,800         1,584,556
 *Merix Corp...........................................         77,100         1,151,681
 Merrimac Industries, Inc..............................         10,700           151,138
 *Mesa Air Group, Inc..................................        430,100         2,392,431
 *Mesaba Holdings, Inc.................................         23,600           519,200
 *Mestek, Inc..........................................         13,500           240,469
 *Metal Management, Inc................................          7,300           152,844
 *Metatec Corp. Class A................................        100,600           503,000
 *Metra Biosystems, Inc................................        140,600           531,644
 *Metrocall, Inc.......................................        295,700         1,561,666
 *Michael Anthony Jewelers, Inc........................         81,500           224,125
 Michael Foods, Inc....................................        173,981         3,833,019
 *Michaels Stores, Inc.................................        329,900        10,628,966
 *Micro Linear Corp....................................         68,100           521,391
 *Micro Warehouse, Inc.................................        411,600         6,045,375
 *Microage, Inc........................................        153,300         3,094,744
 *Microdyne Corp.......................................          8,100            58,472
 *Micronics Computers, Inc.............................        157,900           335,538
 *Microtest, Inc.......................................         93,700           560,736
 *Microwave Power Dynamics, Inc........................        117,900           884,250

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Mid America Banccorp..................................         83,246   $     2,518,211
 Middlesex Water Co....................................          7,500           142,031
 *#Midisoft Corp.......................................         35,000            42,665
 Midland Co............................................          5,600           338,450
 *Midwest Grain Products, Inc..........................        100,900         1,412,600
 Mikasa, Inc...........................................        175,400         2,335,013
 *Mikohn Gaming Corp...................................        120,100           994,578
 *Miller Building Systems, Inc.........................         27,300           230,344
 *Miltope Group, Inc...................................         68,100           234,094
 Mine Safety Appliances Co.............................         37,600         2,566,200
 Minuteman International, Inc..........................          9,000            96,750
 #Mississippi Chemical Corp............................         76,900         1,499,550
 *Molecular Dynamics, Inc..............................          4,500            91,406
 *#Molten Metal Technology, Inc........................         43,500            13,594
 *Monaco Coach Corp....................................         12,800           323,200
 *Monarch Casino and Resort, Inc.......................          5,200            27,300
 Monarch Machine Tool Co...............................         42,400           355,100
 *Monro Muffler Brake, Inc.............................         24,300           350,831
 Monterey Bay Bancorp, Inc.............................         13,200           255,750
 *Moog, Inc. Class A...................................         54,000         1,964,250
 *Moog, Inc. Class B...................................         12,800           470,400
 *Moore Handley, Inc...................................          2,000             5,500
 *Moore Medical Corp...................................         42,100           468,363
 *Moore Products Co....................................         40,400         1,459,450
 *Moovies, Inc.........................................        205,700           257,125
 *Morgan Products, Ltd.................................        115,100           704,988
 *#Morrow Snowboards, Inc..............................         22,500            60,469
 *Mosaix, Inc..........................................         43,100           393,288
 *Mother's Work, Inc...................................         67,000           603,000
 *Motivepower Industries, Inc..........................        100,700         2,668,550
 *Motor Club of America................................          5,600            76,300
 Movado Group, Inc.....................................         64,500         1,161,000
 *Movie Gallery, Inc...................................        210,500           690,703
 *Moviefone, Inc. Class A..............................         29,500           197,281
 Mueller (Paul) Co.....................................          3,900           151,125
 *Multi Color Corp.....................................          7,600            49,400
 *Multigraphics, Inc...................................          8,000            21,000
 *Musicland Stores Corp................................        263,000         1,430,063
 *Mutual Savings Bank FSB Bay City, MI.................         50,900           655,338
 Myers Industries, Inc.................................            500             8,625
 *N & F Worldwide Corp.................................         31,000           297,406
 *NAI Technologies, Inc................................         26,700            60,075
 NBT Bancorp...........................................         68,944         1,779,618
 NCH Corp..............................................         43,900         2,993,431
 *NCS Healthcare, Inc..................................         82,900         2,191,669
 *NPS Pharmaceuticals, Inc.............................        105,500           975,875
 *NS Group, Inc........................................        122,000         2,287,500
 *NSA International, Inc...............................         51,800            89,031
 NSC Corp..............................................         79,900           187,266
 NYMAGIC, Inc..........................................        132,700         3,383,850
 Nacco Industries, Inc. Class A........................         72,383         7,880,699
 *Nantucket Industries, Inc............................          6,500             2,844
 *Napco Security Systems, Inc..........................         49,600           306,900
 Nash Finch Co.........................................        125,900         2,360,625
 *Nashua Corp..........................................         89,800         1,173,013
 *Nathans Famous, Inc..................................         58,400           222,650
 *National Auto Credit, Inc............................        428,690         2,840,071
 *National City Bancorp................................         74,559         2,087,652
 *National Energy Group, Inc...........................         53,510           229,090
 National Gas & Oil Co.................................         38,306           442,914
 *National Home Centers, Inc...........................         54,500            63,016
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *National Home Health Care Corp.......................         58,211   $       309,248
 National Insurance Group..............................         24,400           257,725
 *National Media Corp..................................        259,800         1,071,675
 *National Patent Development Corp.....................         97,315         1,313,753
 National Presto Industries, Inc.......................         78,900         3,091,894
 *National Processing, Inc.............................          5,500            57,063
 *National Record Mart, Inc............................         31,400           118,731
 *National Standard Co.................................          8,100            47,588
 *National Steel Corp. Class B.........................        213,100         3,196,500
 National Technical Systems, Inc.......................         58,000           494,813
 *National Techteam, Inc...............................        164,500         1,788,938
 *National Western Life Insurance Co. Class A..........         24,300         2,314,575
 *Natural Wonders, Inc.................................         89,100           673,819
 *Navigators Group, Inc................................          2,100            39,769
 Nelson (Thomas), Inc..................................         57,000           650,156
 *#Netmanage, Inc......................................        167,000           474,906
 *Netrix Corp..........................................        111,500           149,828
 *Network Computing Devices, Inc.......................        162,300         1,338,975
 *Network Equipment Technologies, Inc..................        198,900         2,896,481
 *Network Peripherals, Inc.............................        100,400           527,100
 *New Brunswick Scientific Co., Inc....................         42,088           326,182
 *New Horizons Worldwide, Inc..........................         55,100           854,050
 New Jersey Resources Corp.............................        137,312         4,780,174
 *New Jersey Steel Corp................................         55,800         1,257,244
 *New Mexico & Arizona Land Co.........................         34,816           522,240
 Newcor, Inc...........................................         50,142           432,475
 Newmil Bancorp, Inc...................................         41,100           575,400
 #Newport Corp.........................................         74,700         1,260,563
 *Nextel Communications Corp. Class A..................         38,120           963,723
 *Nexthealth, Inc......................................         62,800            69,669
 *Nichols Research Corp................................         13,650           315,656
 *Nitches, Inc.........................................          3,679            22,074
 *Nobel Education Dynamics, Inc........................         14,500            86,547
 *Noel Group, Inc......................................         95,400           339,863
 Noland Co.............................................          2,000            47,750
 *Noodle Kidoodle, Inc.................................         86,000           247,250
 *Nord Resources Corp..................................        250,500           438,375
 *Norland Medical System, Inc..........................         23,000           173,219
 *Nortek, Inc..........................................         99,300         2,420,438
 Northrim Bank.........................................            300             4,163
 *Northwestern Steel & Wire Co.........................        312,200         1,170,750
 *Norton McNaughton, Inc...............................        105,000           636,563
 Norwich Financial Corp................................         56,100         1,672,481
 *Norwood Promotional Products, Inc....................          9,500           144,281
 *Novacare, Inc........................................        448,900         5,555,138
 *Nu Horizons Electronics Corp.........................         88,100           622,206
 *Nu-Kote Holding, Inc. Class A........................        207,800           113,641
 *Nview Corp...........................................         49,000            59,719
 O'Sullivan Corp.......................................        173,600         1,725,150
 *O'Sullivan Industries Holdings, Inc..................        219,000         2,792,250
 *O.I. Corp............................................         48,200           210,875
 *OHM Corp.............................................        201,500         1,712,750
 *OMI Corp.............................................        497,700         5,101,425
 *OSI Pharmaceutical, Inc..............................         61,500           440,109
 *OTR Express, Inc.....................................         15,000            89,063
 *Oak Technology, Inc..................................        620,500         5,138,516
 *Offshore Logistics, Inc..............................        351,700         8,067,119
 Oglebay Norton Co.....................................         32,000           980,000
 Oil-Dri Corp. of America..............................         50,800           850,900

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Old America Stores, Inc..............................         39,300   $        11,063
 *Old Dominion Freight Lines, Inc......................        133,400         2,109,388
 *Olympic Steel, Inc...................................        186,000         2,609,813
 *Omega Environmental, Inc.............................         37,000             2,313
 OnbanCorp, Inc........................................         73,800         4,976,888
 *One Price Clothing Stores, Inc.......................        114,500           236,156
 Oneida, Ltd...........................................         93,600         3,515,850
 *Oneita Industries, Inc...............................         54,200            18,631
 *Onyx Acceptance Corp.................................         10,000            77,500
 *Opinion Research Corp................................         43,900           219,500
 *Opta Food Ingredients, Inc...........................        171,600           879,450
 *Opti, Inc............................................        149,200           923,175
 Optical Coating Laboratory, Inc.......................        115,200         1,771,200
 *Option Care, Inc.....................................         86,200           371,738
 Orange Co., Inc.......................................        103,000           824,000
 *Oravax, Inc..........................................         30,000            88,125
 *Orbital Sciences Corp................................        268,100         6,886,819
 *Oregon Metallurgical Corp............................        100,300         3,234,675
 Oregon Steel Mills, Inc...............................        248,061         4,868,197
 *Oriole Homes Corp. Class A Convertible...............         20,500            97,375
 *Oriole Homes Corp. Class B...........................         29,400           139,650
 *Oroamerica, Inc......................................         70,400           391,600
 *Orthologic Corp......................................        235,900         1,216,359
 Oshkosh B'Gosh, Inc. Class A..........................         46,300         1,504,750
 Oshkosh Truck Corp. Class B...........................         86,400         1,522,800
 *Oshman's Sporting Goods, Inc.........................         65,700           377,775
 *Ostex International, Inc.............................         38,700           122,147
 *Outlook Group Corp...................................         45,500           304,281
 Overseas Shipholding Group, Inc.......................        167,600         4,095,725
 Owosso Corp...........................................         57,000           443,531
 Oxford Industries, Inc................................        107,400         3,772,425
 *PAM Transportation Services, Inc.....................         43,500           428,203
 *PC Service Source, Inc...............................         37,400           210,375
 *PICO Holdings, Inc...................................         96,900           590,484
 PLM International, Inc................................         90,500           509,063
 *PPT Vision, Inc......................................         89,000           700,875
 PS Group Holdings, Inc................................         31,500           448,875
 *PST Vans, Inc........................................         44,900           204,856
 PXRE Corp.............................................        147,583         4,362,922
 Pacific Scientific Co.................................        156,000         2,476,500
 *Pacific Sunwear of California, Inc...................         29,750           972,453
 *Pages, Inc...........................................         11,800            22,863
 Palfed, Inc...........................................         55,800         1,489,163
 *Palmer (Arnold) Golf Co..............................          9,900            26,916
 Pamrapo Bancorp, Inc..................................         32,300           789,331
 Pancho's Mexican Buffet, Inc..........................         43,800            97,181
 *Par Technology Corp..................................        135,500         1,448,156
 *Paragon Trade Brands, Inc............................        142,500         3,206,250
 *Park-Ohio Industries, Inc............................        127,300         2,283,444
 Parkvale Financial Corp...............................         39,940         1,170,741
 *Parlux Fragrances, Inc...............................        189,800           432,981
 *Patina Oil & Gas Corp................................         49,126           399,149
 Patrick Industries, Inc...............................         68,800           989,000
 *Patterson Energy, Inc................................             12               438
 *Paxson Communications Corp...........................        252,000         2,142,000
 *Payless Cashways, Inc................................        415,300            21,180
 *Paymentech, Inc......................................        276,800         4,290,400
 Peerless Manufacturing Co.............................         16,000           188,000
 *#Penn Traffic Co.....................................        116,000         1,015,000
 *Penn Treaty American Corp............................         87,600         2,830,575
 Penn Virginia Corp....................................        147,000         3,978,188
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Pennfed Financial Services, Inc.......................         56,100   $     1,853,053
 *Pentech International, Inc...........................         45,600           132,525
 Penwest, Ltd..........................................         50,500         1,871,656
 Peoples Bancshares, Inc. Massachusetts................         32,400           641,925
 *Peoples Choice TV Corp...............................        212,000           483,625
 Peoples Heritage Financial Group, Inc.................         90,013         3,836,804
 *Peoples Telephone Co., Inc...........................         91,000           329,875
 *Perfumania, Inc......................................         87,200           290,213
 *Perini Corp..........................................         59,300           522,581
 *Periphonics Corp.....................................         27,200           264,350
 *Pete's Brewing Co....................................         14,900            74,034
 *Petrocorp, Inc.......................................         95,200           862,750
 *Petroleum Development Corp...........................         14,300            87,588
 *Phar-Mor, Inc........................................          3,800            32,181
 *Pharmaceutical Marketing Services, Inc...............         10,400           106,600
 *Pharmaceutical Resources, Inc........................        201,400           314,688
 *Pharmchem Laboratories, Inc..........................         64,900           194,700
 *Philip Services Corp.................................        109,581         1,732,750
 Phillips-Van Heusen Corp..............................        376,100         5,171,375
 Phoenix Duff & Phelps Corp............................        434,800         3,261,000
 *Photo Control Corp...................................          4,200            11,813
 *Physician Reliance Network, Inc......................        513,300         5,068,838
 *Physicians Health Services, Inc. Class A.............         45,900         1,267,988
 *Physicians Resource Group, Inc.......................        204,500         1,163,094
 *Physiometrix, Inc....................................         67,500           172,969
 Piccadilly Cafeterias, Inc............................         99,000         1,243,688
 *Picturetel Corp......................................        341,000         2,978,422
 *Pilgrim America Capital Corp.........................         42,900           823,144
 Pilgrim Pride Corp....................................        271,200         4,339,200
 #Pillowtex Corp.......................................         18,900           500,850
 *Pinkertons, Inc......................................         34,500           789,188
 Pinnacle Bancshares, Inc..............................          9,800           160,475
 Pinnacle Financial Services, Inc......................         23,950           999,913
 *Pinnacle Systems, Inc................................         60,300         1,462,275
 Pioneer Natural Resouces Co...........................         17,871           569,638
 Piper Jaffray Companies, Inc..........................        100,496         2,782,483
 Pitt-Des Moines, Inc..................................         34,650         1,199,756
 Pittston Co. Burlington Group.........................        218,900         6,033,431
 *Planar Systems, Inc..................................        141,100         1,666,744
 Plasti-Line, Inc......................................         10,000           136,875
 *Players International, Inc...........................        448,900         1,444,897
 *Polk Audio, Inc......................................          5,500            49,844
 *Pollo Tropical, Inc..................................         74,800           495,550
 *Polymedica Industries, Inc...........................         78,140           722,795
 *Polymer Group, Inc...................................        492,500         4,863,438
 *Pool Energy Services Co..............................        164,358         4,242,491
 Pope & Talbot, Inc....................................        160,500         2,648,250
 *Porta Systems Corp...................................          5,100            17,213
 Portec, Inc...........................................         48,106           667,471
 Poughkeepsie Financial Corp...........................        143,900         1,430,006
 *Powell Industries, Inc...............................         49,000           686,000
 *Powercerv Corp.......................................        191,000           561,063
 *Powertel, Inc........................................        247,600         4,797,250
 *Premenos Technology Corp.............................        119,100         1,570,631
 Premiumwear, Inc......................................         20,100            94,219
 *President Casinos, Inc...............................         17,683            68,522
 Presidential Life Corp................................        325,700         6,544,534
 *Presley Companies Class A............................         83,300            72,888

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Price Communications Corp............................         81,600   $       897,600
 Price Enterprises, Inc................................        205,400         3,684,363
 *Pricesmart, Inc......................................         36,850           603,419
 *Primark Corp.........................................         71,100         2,408,513
 Prime Bancorp, Inc....................................         30,847         1,043,014
 Primesource Corp......................................         67,254           815,455
 *Printronix, Inc......................................         22,500           402,188
 *Procyte Corp.........................................        110,500           120,859
 Progress Financial Corp...............................         27,300           414,619
 *Progress Software Corp...............................         98,500         2,043,875
 Progressive Bank, Inc.................................         38,500         1,313,813
 *Pronet, Inc..........................................        120,900           536,494
 *Proteon, Inc.........................................        152,200           247,325
 *Protocol Systems, Inc................................         99,500         1,026,094
 Providence & Worcester Railroad Co....................         19,300           299,150
 *Provident American Corp..............................          4,900            13,169
 Provident Bankshares Corp.............................         52,400         3,098,150
 *Proxim, Inc..........................................         33,600           399,000
 *Proxima Corp.........................................        114,900           847,388
 Pulaski Furniture Corp................................         33,200           639,100
 Pulte Corp............................................          7,400           300,163
 *Pure World, Inc......................................         72,000           468,000
 *Pyramid Breweries, Inc...............................         17,800            47,838
 *QMS, Inc.............................................        119,200           379,950
 *Quad Systems Corp....................................         68,000           435,625
 Quaker Chemical Corp..................................         71,600         1,346,975
 *Quaker City Bancorp, Inc.............................         50,850         1,036,069
 *Quaker Fabric Corp...................................         78,400         1,553,300
 Quaker State Corp.....................................        388,500         5,973,188
 *#Quality Dining, Inc.................................        198,500           825,016
 *Quality Semiconductor, Inc...........................         77,400           447,469
 *Quality Systems, Inc.................................         78,500           578,938
 Quanex Corp...........................................        205,000         6,098,750
 *Quarterdeck Office Systems, Inc......................         71,900           151,664
 Queens County Bancorp.................................        109,148         3,809,947
 *Quest Medical, Inc...................................         25,060           174,637
 *Quiksilver, Inc......................................          1,800            47,475
 Quixote Corp..........................................         80,600           700,213
 *R & B, Inc...........................................         87,100           838,338
 *RDM Sports Group, Inc................................        118,500               948
 RLI Corp..............................................         88,650         3,872,897
 RPC, Inc..............................................         54,000         1,444,500
 *RTW, Inc.............................................         36,500           242,953
 *Rag Shops, Inc.......................................         53,100           165,108
 *Ragan (Brad), Inc....................................         21,000           714,000
 *Railtex, Inc.........................................        105,400         1,561,238
 *Rainbow Technologies, Inc............................         19,100           460,788
 *#Rally's Hamburgers, Inc.............................         60,300           207,281
 *Ramsay Health Care, Inc..............................        123,800           537,756
 *Rare Hospitality International, Inc..................        133,500         1,435,125
 Raritan Bancorp, Inc. DE..............................          1,575            42,919
 *Reading Entertainment, Inc...........................         33,736           425,917
 *Recoton Corp.........................................        143,300         1,952,463
 *Redwood Empire Bancorp...............................         28,200           442,388
 Refac Technology Development Corp.....................         41,685           578,379
 *Regeneron Pharmaceuticals, Inc.......................         73,200           718,275
 *Reliability, Inc.....................................         48,500         1,035,172
 Reliance Steel and Aluminum Co........................         62,250         1,746,891
 *Rentrak Corp.........................................         63,000           313,031
 *Repligen Corp........................................         30,200            30,672
 *Republic Automotive Parts, Inc.......................         39,800           597,000
 Republic Bancorp, Inc.................................         34,769           599,781
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Republic Engineered Steels, Inc......................        340,000   $       499,375
 Republic Security Financial Corp......................         47,100           479,831
 Resource Bancshares Mortgage Group, Inc...............         24,700           342,713
 *Response Oncology, Inc...............................        183,889         1,792,918
 *Rex Stores Corp......................................         96,100         1,093,138
 *Rexhall Industries, Inc..............................         12,789            63,146
 Richardson Electronics, Ltd...........................         41,400           481,275
 *Riddell Sports, Inc..................................         94,900           382,566
 *Ride, Inc............................................        131,800           337,738
 Riggs National Corp...................................        298,400         7,282,825
 *Right Management Consultants, Inc....................         78,300           866,194
 *Rightchoice Managed Care, Inc. Class A...............         38,200           413,038
 *Rimage Corp..........................................          3,300            21,038
 *Rio Hotel & Casino, Inc..............................        151,300         3,158,388
 Rival Co..............................................         72,600         1,075,388
 *River Oaks Furniture, Inc............................         47,600            83,300
 *Riverside Group, Inc.................................          3,200             4,400
 Roanoke Electric Steel Corp...........................         87,400         1,944,650
 *Roberds, Inc.........................................         79,700           313,819
 *Roberts Pharmaceutical Corp..........................        251,100         2,605,163
 Robinson Nugent, Inc..................................         53,900           289,713
 *Rock Bottom Restaurants, Inc.........................         94,400         1,014,800
 Rock-Tenn Co. Class A.................................        261,300         5,291,325
 *Rocky Shoes & Boots, Inc.............................         33,500           571,594
 *Rodman & Renshaw Capital Group, Inc..................         19,700             7,388
 *Rohr, Inc............................................         93,100         2,851,188
 Rollins Truck Leasing Corp............................        549,600         9,308,850
 *Rottlund, Inc........................................         37,800           151,200
 Rouge Industries, Inc. Class A........................        220,200         3,358,050
 *Royal Precision, Inc.................................         14,150           119,833
 *Ruby Tuesday, Inc....................................         68,000         1,785,000
 Russ Berrie & Co., Inc................................        169,300         5,057,838
 *Ryans Family Steak Houses, Inc.......................        549,400         4,910,263
 Rykoff-Sexton, Inc....................................        289,975         6,506,314
 Ryland Group, Inc.....................................        213,664         4,660,546
 *S&K Famous Brands, Inc...............................         57,700           782,556
 *S3, Inc..............................................        421,000         2,703,609
 *SBE, Inc.............................................          2,900            41,778
 *SBS Technologies, Inc................................         40,000         1,162,500
 *SED International Holdings, Inc......................         57,400           733,644
 *SLH Corp.............................................         34,575         1,849,763
 *SSE Telecom, Inc.....................................         68,100           336,244
 *STM Wireless, Inc. Class A...........................         64,000           940,000
 *SYNC Research, Inc...................................         29,500           118,922
 *Safety 1st, Inc......................................         65,400           449,625
 *Salant Corp. DE......................................        153,800           297,988
 Salient 3 Communications, Inc. Class A................         72,900           934,031
 *San Filippo (John B.) & Son, Inc.....................         74,800           591,388
 Sanderson Farms, Inc..................................        108,600         1,309,988
 *Sands Regent Casino Hotel............................         43,282            91,298
 Sandwich Bancorp, Inc.................................         19,400           822,075
 *Santa Cruz Operation, Inc............................        119,100           699,713
 Santa Monica Bank CA..................................         43,900         1,212,738
 *Savoir Technology Group, Inc.........................         12,300           126,844
 *Scan-Optics, Inc.....................................         62,200           553,969
 *Schein (Henry), Inc..................................         28,885         1,019,099
 *Schieb (Earl), Inc...................................         70,500           616,875
 *Scholastic Corp......................................         63,900         2,444,175

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Schuler Homes, Inc...................................        281,500   $     1,988,094
 Schultz Sav-O Stores, Inc.............................         15,300           242,888
 *Scios-Nova, Inc......................................        145,300         1,103,372
 Scope Industries, Inc.................................          4,200           258,300
 Seaboard Corp.........................................            100            36,200
 *Sealright Co., Inc...................................        111,100         1,381,806
 *Secom General Corp...................................         57,500           129,375
 *Segue Software, Inc..................................         69,200           752,550
 Selas Corp. of America................................         61,500           638,063
 Selective Insurance Group, Inc........................        131,900         6,685,681
 *Semiconductor Packaging Materials Co., Inc...........          9,100            82,469
 *Seneca Foods Corp. Class B...........................         10,500           177,188
 *Sentry Technology Corp...............................         16,802            35,704
 *Sequa Corp. Class A..................................         68,600         3,927,350
 *Sequa Corp. Class B..................................         31,400         2,095,950
 *Sequent Computer Systems, Inc........................        390,000         9,079,688
 *Service Merchandise Co., Inc.........................      1,081,800         3,651,075
 *Servico, Inc.........................................         57,900         1,002,394
 *Shaman Pharmaceuticals...............................         35,800           176,763
 *Sharper Image Corp...................................         93,400           385,275
 Shelby Williams Industries, Inc.......................          8,000           129,500
 Shelter Components, Inc...............................         80,600         1,400,425
 *Sherwood Group, Inc..................................          2,400            29,700
 *Shiloh Industries, Inc...............................        156,300         2,950,163
 *Shoe Carnival, Inc...................................        127,300         1,169,569
 *Sholodge, Inc........................................         75,000         1,214,063
 *Shoney's, Inc........................................        530,304         2,320,080
 *Shopko Stores, Inc...................................        246,200         5,170,200
 *Show Biz Pizza Time, Inc.............................         86,600         1,878,138
 Showboat, Inc.........................................        262,000         5,027,125
 Sifco Industries, Inc.................................         41,600           852,800
 *Sight Resource Corp..................................         96,800           441,650
 *Sigma Circuits, Inc..................................         36,200           281,681
 *Sigma Designs, Inc...................................         11,300            57,206
 *Signal Technology Corp...............................         79,400           416,850
 *Signature Brands USA, Inc............................        108,500           508,594
 *Silicon Valley Bancshares............................         22,300         1,174,931
 *#Silicon Valley Group, Inc...........................        163,200         3,891,300
 Simmons First National Corp. Class A..................         41,600         1,470,300
 Simpson Industries, Inc...............................        204,500         2,364,531
 *Sizzler International, Inc...........................        212,700           624,806
 Skaneateles Bancorp, Inc..............................          9,300           252,844
 Skyline Corp..........................................        101,600         2,755,900
 Skywest, Inc..........................................        123,900         3,020,063
 *Smartflex Systems, Inc...............................         20,800           206,700
 Smith (A.O.) Corp.....................................        138,500         5,894,906
 Smith (A.O.) Corp. Convertible Class A................         37,900         1,610,750
 Snyder Oil Corp.......................................         45,100           896,363
 *Sodak Gaming, Inc....................................        112,000           987,000
 *#Softech, Inc........................................         31,300            73,359
 *#Software Spectrum, Inc..............................         51,900           697,406
 *Sound Advice, Inc....................................         16,600            26,975
 South Jersey Industries, Inc..........................        110,377         2,773,222
 *Southern Energy Homes, Inc...........................            100               941
 *Southwall Technologies, Inc..........................         83,600           663,575
 Southwest Bancshares, Inc. DE.........................         19,500           496,031
 Southwest Securities Group, Inc.......................         66,000         1,559,250
 Southwestern Energy Co................................        357,900         4,182,956
 Sovereign Bancorp, Inc................................        108,454         2,057,237
 *Spacelabs Medical, Inc...............................        138,400         3,010,200
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Spaghetti Warehouse, Inc.............................         96,100   $       654,681
 Span-American Medical System, Inc.....................         25,300           192,913
 Spartan Motors, Inc...................................        130,300           745,153
 *Sparton Corp.........................................        100,600         1,031,150
 *Spec's Music, Inc....................................         36,900            39,206
 *Specialty Chemical Resources, Inc....................         23,000            24,438
 *Spectran Corp........................................         76,300           875,066
 *Speizman Industries, Inc.............................         37,400           233,750
 *Spelling Entertainment Group, Inc....................         56,700           478,406
 *Spiegel, Inc. Class A Non-Voting.....................        240,000         1,312,500
 *Sport Chalet, Inc....................................         42,300           203,569
 *Sport Supply Group, Inc..............................         85,900           676,463
 *#Sportmart, Inc......................................         54,300           162,900
 *Sportmart, Inc. Class A..............................         43,500           116,906
 *Sports Club Co., Inc.................................         69,900           567,938
 Springs Industries, Inc. Class A......................        120,700         6,087,806
 St. Francis Capital Corp..............................         46,300         1,788,338
 St. Paul Bancorp, Inc.................................        255,937         6,302,449
 *#Stac, Inc...........................................         89,200           526,838
 *Staff Builders, Inc. Class A.........................        233,400           638,203
 *Stage II Apparel Corp................................         31,600            37,525
 *Standard Commercial Corp.............................         94,680         1,645,065
 *Standard Management Corp.............................         53,500           371,156
 *Standard Microsystems Corp...........................        189,300         2,052,722
 Standard Motor Products, Inc. Class A.................        142,150         2,798,578
 Standard Pacific Corp. DE.............................        333,672         4,504,572
 Standard Products Co..................................        265,900         6,680,738
 *Stanford Telecommunications, Inc.....................         26,100           580,725
 *Stanley Furniture, Inc...............................         38,200         1,050,500
 *Starcraft Corp.......................................         27,300            73,369
 Starret Corp..........................................         69,900           838,800
 Starrett (L.S.) Co. Class A...........................         58,400         2,248,400
 *Starter Corp.........................................        167,700           565,988
 *#Station Casinos, Inc................................        526,100         3,485,413
 *Steel of West Virginia, Inc..........................         68,000           663,000
 Steel Technologies, Inc...............................        130,500         1,484,438
 Stepan Co.............................................        107,600         2,999,350
 Stephan Co............................................         49,000           624,750
 Sterling Bancorp......................................         63,500         1,393,031
 *Sterling Electronics Corp............................         33,100           686,825
 *Sterling Financial Corp. WA..........................         66,980         1,427,511
 *Stevens International, Inc. Class A..................         53,000            62,938
 Stewart & Stevenson Services, Inc.....................         12,000           261,750
 Stewart Information Services Corp.....................         69,000         1,867,313
 Stifel Financial Corp.................................         59,340           853,013
 *Stokely USA, Inc.....................................         84,000            64,313
 Stone & Webster, Inc..................................        134,400         6,300,000
 *Stormedia, Inc. Class A..............................         36,000           133,875
 *Strategic Diagnostics, Inc...........................         45,000            97,031
 *Strategic Distribution, Inc..........................        243,600         1,172,325
 Strawbridge and Clothier Liquidating Trust............         71,881           651,466
 *Strouds, Inc.........................................        136,000           267,750
 *Stuart Entertainment, Inc............................         60,000           148,125
 *#Sulcus Computer Corp................................        141,900           434,569
 Sumitomo Bank of California...........................         86,600         3,279,975
 *Summa Four, Inc......................................         68,300           798,256
 *Summit Care Corp.....................................         86,200         1,368,425
 *Summit Technology, Inc...............................         12,000            78,375
 *Summitt Medical Systems, Inc.........................        169,000           470,031
 *Sun Coast Industries, Inc............................         56,800           284,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Sun Healthcare Group, Inc............................         48,800   $     1,049,200
 *Sun Television and Appliances, Inc...................        206,300           467,398
 *Sunbelt Nursery Group, Inc...........................         22,700            22,700
 *Sunrise Medical, Inc.................................        222,000         3,510,375
 *Sunrise Resources, Inc...............................         77,000           226,188
 Superior Surgical Manufacturing Co., Inc..............         80,900         1,223,613
 *Suprema Specialties, Inc.............................         50,500           164,125
 *Supreme International Corp...........................         68,550           796,894
 *Surety Capital Corp..................................         66,400           419,150
 Susquehanna Bancshares, Inc...........................        156,915         5,089,930
 *Swiss Army Brands, Inc...............................         87,300           894,825
 *Sybron Chemicals, Inc................................          1,600            51,300
 *Sylvan, Inc..........................................        104,000         1,443,000
 *Symix Systems, Inc...................................          8,600           127,925
 *Syms Corp............................................        128,700         1,488,094
 *Synbiotics Corp......................................         53,400           181,059
 *Syncor International Corp. DE........................        117,600         1,874,250
 *Syntellect, Inc......................................        218,100           463,463
 *Syquest Technology, Inc..............................         75,900           247,861
 *TBC Corp.............................................        165,000         1,680,938
 TCBY Enterprises, Inc.................................        200,966         1,268,598
 *TCC Industries, Inc..................................          6,700            28,056
 *TCI International, Inc...............................         27,600           160,425
 *TCSI Corp............................................         59,500           379,313
 *TII Industries, Inc..................................         77,900           455,228
 TJ International, Inc.................................        105,800         2,615,244
 TR Financial Corp.....................................        136,400         4,467,100
 *TRC Companies, Inc...................................         71,450           276,869
 *TRM Copy Centers Corp................................         72,000           684,000
 Tab Products Co. DE...................................         50,900           738,050
 *Taco Cabana, Inc.....................................        187,900           962,988
 *Tandy Brand Accessories, Inc.........................         12,600           184,275
 *Tandy Crafts, Inc....................................        149,700           673,650
 *Tanknology Environmental, Inc........................        111,600           214,481
 Tasty Baking Co.......................................          2,400            56,400
 *Team, Inc............................................         56,500           204,813
 *Tech-Sym Corp........................................         63,400         1,921,813
 *Technical Communications Corp........................          6,300            50,400
 *Tegal Corp...........................................         47,300           344,403
 *Tekelec..............................................         35,200         1,333,200
 *Telco Systems, Inc...................................         43,500           432,281
 *#Tele-Communications International, Inc. Class A.....         14,300           230,141
 Telxon Corp...........................................        130,200         3,206,175
 *Temtex Industries, Inc...............................         31,700            96,091
 *Tesoro Petroleum Corp................................        285,700         4,749,763
 *Tetra Technologies, Inc..............................         37,900           888,281
 Texas Industries, Inc.................................        117,562         5,473,981
 *Texas Micro, Inc.....................................        137,700           662,681
 *Texfi Industries, Inc................................         27,100           140,581
 *Thermo Power Corp....................................         82,700           754,638
 Thermo Remediation, Inc...............................         78,000           487,500
 *Thermo Sentron, Inc..................................        135,500         1,490,500
 *#Thermo Terratech, Inc...............................        130,000         1,133,438
 *Thermo Voltek Corp...................................          1,500             9,469
 Thomas Industries, Inc................................         83,700         2,657,475
 Thomaston Mills, Inc..................................         34,800           304,500
 Thor Industries, Inc..................................          2,600            82,063
 *Thorn Apple Valley, Inc..............................         62,615           880,523
 *Tipperary Corp.......................................         88,400           453,050
 *#Titan Corp..........................................         45,700           294,194
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 Titan Holdings, Inc...................................        132,833   $     2,806,097
 Titan International, Inc..............................        196,000         3,920,000
 Toastmaster, Inc......................................         83,600           438,900
 *#Today's Man, Inc....................................         86,000           233,813
 *Todd Shipyards Corp..................................        114,200           513,900
 Todd-AO Corp. Class A.................................          3,740            37,166
 *Topps, Inc...........................................         44,500           115,422
 *Tower Air, Inc.......................................        166,400           842,400
 *Tracor, Inc..........................................            800            22,475
 *Tractor Supply Co....................................          1,000            15,875
 *Trak Auto Corp.......................................         40,200           502,500
 *#Trans World Airlines, Inc...........................        638,300         4,827,144
 *Trans World Entertainment Corp.......................         86,100         3,083,456
 *Transcend Services, Inc..............................         20,100            58,102
 *Transfinancial Holdings, Inc.........................         68,700           644,063
 Transmedia Network, Inc...............................         11,000            68,750
 *TransNet Corp........................................         59,500           159,906
 Transport Leasing International, Inc..................         45,700           445,575
 #Transport Lux Corp...................................          2,546            35,167
 Transtechnology Corp..................................         47,300         1,277,100
 *#Travel Ports of America, Inc........................         62,018           238,382
 Treadco, Inc..........................................         40,000           407,500
 *Tremont Corp. DE.....................................         68,133         3,879,323
 *Trend-Lines, Inc. Class A............................         70,900           520,672
 Trenwick Group, Inc...................................         48,000         1,779,000
 *Triangle Pacific Corp................................         30,000           967,500
 *Tricord Systems, Inc.................................         89,500            71,320
 *Trident Microsystems, Inc............................         63,000           718,594
 *Tridex Corp..........................................         71,900           368,488
 Trigen Energy Corp....................................        175,200         4,002,225
 *Trimark Holdings, Inc................................         30,300           170,438
 Trion, Inc............................................          2,100             9,056
 *Triple S Plastics, Inc...............................         30,500           211,594
 *Tripos, Inc..........................................         16,166           244,511
 *Trism, Inc...........................................         64,800           263,250
 *Truevision, Inc......................................        117,800           393,894
 *Trump Hotels & Casino Resorts, Inc...................        314,800         2,734,825
 *Tseng Laboratories, Inc..............................        180,100           365,828
 *Tuesday Morning Corp.................................         66,150         1,649,616
 *Tultex Corp..........................................        323,307         1,454,882
 *Turner Corp..........................................         41,732           965,053
 Twin Disc, Inc........................................         33,600         1,087,800
 *Tyler Corp...........................................        213,100         1,092,138
 U.S. Bancorp, Inc.....................................         40,300         2,609,425
 *U.S. Diagnostic, Inc.................................         33,700           146,384
 *URS Corp.............................................         68,202         1,091,232
 *US Can Corp..........................................        166,100         2,740,650
 *US Servis, Inc.......................................         18,400            51,750
 *US Xpress Enterprises, Inc. Class A..................         26,100           569,306
 *USData Corp..........................................          6,750            28,477
 UST Corp..............................................         64,310         1,706,225
 *Ultimate Electronics, Inc............................         82,700           273,944
 *Ultra Pacific, Inc...................................         31,700           316,009
 *Ultradata Corp.......................................         25,000            96,875
 *#Ultrafem, Inc.......................................        114,000           427,500
 *Ultrak, Inc..........................................        150,500         1,697,828
 *#Ultralife Batteries, Inc............................         50,400           727,650
 *#Ultratech Stepper, Inc..............................         12,000           294,000
 Uni-Marts, Inc........................................         68,200           306,900
 Unico American Corp...................................         44,700           550,369
 Unifirst Corp.........................................         31,800           820,838
 *Unimark Group, Inc...................................         95,900           434,547

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Union Acceptance Corp. Class A.......................         51,400   $       287,519
 *Union Corp. DE.......................................         35,200           886,600
 *Unique Casual Restaurants, Inc.......................         98,000           673,750
 *Uniroyal Technology Corp.............................        163,600           904,913
 *Unit Instruments, Inc................................         66,700           675,338
 *United American Healthcare Corp.,....................         80,200           230,575
 United Companies Financial Corp.......................        213,600         4,632,450
 United Fire Casualty Co...............................         18,750           830,859
 United Industrial Corp................................        145,100         1,596,100
 United National Bancorp...............................          7,865           202,524
 *United Retail Group, Inc.............................        116,300           436,125
 *United States Energy Corp............................         15,700           156,019
 *United States Home Corp..............................        129,100         4,792,838
 *United States Homecare Corp..........................         43,400            44,073
 United Wisconsin Services, Inc........................        244,800         5,967,000
 *Unitel Video, Inc....................................         29,500           210,188
 *Universal Electronics, Inc...........................         63,900           670,950
 *Universal Hospital Services, Inc.....................         58,900           872,456
 *Universal International, Inc.........................         34,600            90,284
 *Universal Standard Medical Labs, Inc.................         64,100           180,281
 *Uno Restaurant Corp..................................        103,100           657,263
 *Uranuim Resources, Inc...............................        180,000           860,625
 *Urogen Corp. (Restricted)............................         14,500                 0
 *Utilx Corp...........................................         81,600           517,650
 *V Band Systems, Inc..................................         50,700            74,466
 *V Mark Software, Inc.................................          3,000            26,813
 *VLSI Technology, Inc.................................        168,200         3,800,269
 *VTEL Corp............................................        102,500           741,523
 *Valence Technology, Inc..............................        105,800           694,313
 *Vallen Corp..........................................         66,300         1,338,431
 Valley Forge Corp.....................................         22,500           336,094
 *Value City Department Stores, Inc....................        399,100         3,018,194
 Value Line, Inc.......................................          4,000           144,000
 *Valuevision International, Inc. Class A..............        307,300         1,238,803
 *Variflex, Inc........................................         65,500           384,813
 Varlen Corp...........................................        100,857         2,760,960
 *Vaughn Communications, Inc...........................         54,500           333,813
 *Vectra Technologies, Inc.............................         58,100             3,486
 *Venture Stores, Inc..................................        266,179           415,905
 *Verity, Inc..........................................        125,000           613,281
 Vermont Financial Services Corp.......................         86,800         2,397,850
 *Versar, Inc..........................................          1,300             6,825
 *Versatility, Inc.....................................          3,500            20,016
 *Vertex Communications Corp...........................         45,600         1,117,200
 *Veterinary Centers of America, Inc...................        184,400         2,339,575
 *Vicorp Restaurants, Inc..............................         93,600         1,468,350
 *Video Display Corp...................................         44,400           407,925
 *Video Lottery Technologies, Inc......................         94,200         1,077,413
 *Video Services Corp..................................         10,000            30,313
 *Video Update, Inc....................................        293,600           779,875
 Vintage Petroleum, Inc................................          4,000            77,500
 Virco Manufacturing Corp..............................        102,396         2,444,705
 Virginia Beach Federal Financial Corp.................         51,950           866,916
 Virginia First Financial Corp.........................         14,700           367,500
 Vital Signs, Inc......................................        194,000         3,867,875
 *Vitalink Pharmacy Services, Inc......................         11,700           277,875
 Vulcan International Corp.............................         12,200           477,325
 *#WHX Corp............................................        372,500         4,400,156
 WICOR, Inc............................................         40,500         1,868,063
 WLR Foods, Inc........................................        176,006         1,573,054
                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *WPI Group, Inc.......................................          9,200   $        69,000
 *#WSMP, Inc...........................................          2,000            48,750
 Wackenhut Corp. Class A...............................         16,300           352,488
 Wackenhut Corp. Class B Non-Voting....................         20,500           406,156
 #Walbro Corp..........................................        103,752         1,497,920
 *Walker Interactive Systems, Inc......................         47,600           621,775
 *Wall Data, Inc.......................................         33,700           549,731
 *Wall Street Deli, Inc................................         39,700           147,634
 Walshire Assurance Co.................................         50,527           571,587
 *Wandel & Goltermann Technologies, Inc................         47,900           595,756
 Warren Bancorp, Inc...................................         36,000           735,750
 *Washington Homes, Inc................................         74,500           288,688
 Washington National Corp..............................        108,800         3,597,200
 Washington Savings Bank FSB Waldorf, MD...............         23,500           173,313
 Watkins-Johnson Co....................................         93,000         2,906,250
 Watts Industries, Inc. Class A........................         59,400         1,510,988
 Webb (Del) Corp.......................................        311,188         6,729,441
 *Webco Industries, Inc................................          3,000            21,375
 Webster Financial Corp................................         51,498         3,241,155
 *Weirton Steel Corp...................................        468,700         1,376,806
 Wellco Enterprises, Inc...............................          4,800            69,000
 Wellman, Inc..........................................        349,900         7,413,506
 *Wells-Gardner Electronics Corp.......................         33,700           195,881
 Werner Enterprises, Inc...............................        220,500         4,768,313
 Wesbanco, Inc.........................................         18,900           559,913
 *West Coast Entertainment Corp........................        136,500           238,875
 West, Inc.............................................         98,500         3,127,375
 *#Westbridge Capital Corp.............................         12,000             8,250
 Westco Bancorp, Inc...................................         11,400           309,225
 Westcorp, Inc.........................................        247,356         4,205,052
 Westerfed Financial Corp..............................         69,900         1,662,309
 *Western Beef, Inc....................................         57,400           437,675
 *Weston (Roy F.), Inc. Class A........................         87,200           361,063
 Weyco Group, Inc......................................          2,400            57,000
 Whitney Holdings Corp.................................         90,171         4,542,364
 *Whittaker Corp.......................................        131,900         1,195,344
 *Wickes Lumber Co.....................................         96,600           350,175
 *Williams Clayton Energy, Inc.........................        122,000         1,959,625
 Wilshire Oil Co. of Texas.............................        105,354           599,201
 Windmere Corp.........................................         50,300         1,213,488
 Winnebago Industries, Inc.............................        222,700         1,712,006
 Wiser Oil Co..........................................        100,175         1,527,669
 Wolf (Howard B.), Inc.................................          5,000            30,313
 Wolohan Lumber Co.....................................         74,478           977,524
 *Wolverine Tube, Inc..................................          1,000            31,750
 *Wonderware Corp......................................        117,000         2,146,219
 *Workgroup Technology Corp............................         18,600            66,844
 *Worldcorp, Inc.......................................         25,000            28,125
 *Worldtex, Inc........................................        242,700         2,062,950
 Worthington Foods, Inc................................         17,666           406,318
 *Wyant Corp...........................................            600             3,975
 Wynns International, Inc..............................         61,350         1,990,041
 *Xetel Corp...........................................         15,600            63,863
 *Xicor, Inc...........................................         65,300           316,297
 Xtra Corp.............................................        103,400         5,454,350
 Yankee Energy Systems, Inc............................        101,100         2,394,806
 Yardville National Bancorp............................         23,400           780,975
 *Yellow Corp..........................................        265,400         7,033,100
 York Financial Corp...................................         95,261         2,482,740

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
 *Zale Corp............................................        248,400   $     5,526,900
 *Zaring National Corp.................................         46,000           434,125
 *Zemex Corp...........................................        106,528         1,012,021
 Zenith National Insurance Corp........................        173,700         4,646,475
 Ziegler Co., Inc......................................          1,700            36,338
 *Zilog, Inc...........................................        290,500         5,555,813
 *Zoll Medical Corp....................................         91,000           629,891
 Zurn Industries, Inc..................................        115,900         3,969,575
 *Zygo Corp............................................         23,100           495,206
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $1,676,856,817)................................                    2,198,202,781
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A
   04/02/02............................................          3,620            29,413
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         40,500                 0
 *Fusion Systems Corp. Contingent Payment Rights
   03/31/99............................................         64,000            69,000
 *National Mercantile Bancorp Warrants 06/02/99........            165                 0
 *Statesman Group, Inc. Contingent Payment Rights......         37,500                 0
 *Today's Man, Inc. Rights 12/05/97....................         64,500                 0
                                                                         ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           98,413
                                                                         ---------------
                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $46,841,681) to be
   repurchased at $46,165,958.
   (Cost $46,145,000)..................................  $      46,145        46,145,000
                                                                         ---------------
TOTAL INVESTMENTS -- (100.9%)
  (Cost $1,723,001,817)++..............................                    2,244,446,194
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (-0.9%)
 Other Assets..........................................                        5,815,430
 Payable for Investment Securities Purchased...........                      (25,299,333)
 Payable for Fund Shares Redeemed......................                         (126,147)
 Other Liabilities.....................................                         (567,730)
                                                                         ---------------
                                                                             (20,177,780)
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 105,405,078
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 2,224,268,414
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         21.10
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends..........................................................................  $  17,468
    Interest...........................................................................      2,070
    Income from Securities Lending.....................................................        612
                                                                                         ---------
        Total Investment Income........................................................     20,150
                                                                                         ---------
EXPENSES
    Investment Advisory Services.......................................................      3,534
    Accounting & Transfer Agent Fees...................................................        855
    Custodian's Fee....................................................................        310
    Legal Fees.........................................................................         35
    Audit Fees.........................................................................         49
    Shareholders' Reports..............................................................         38
    Trustees' Fees and Expenses........................................................          8
    Other..............................................................................         46
                                                                                         ---------
        Total Expenses.................................................................      4,875
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     15,275
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities.........................................    201,107
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..........    300,802
                                                                                         ---------
    NET GAIN ON INVESTMENT SECURITIES..................................................    501,909
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 517,184
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR           YEAR
                                                                                              ENDED          ENDED
                                                                                            NOV. 30,       NOV. 30,
                                                                                              1997           1996
                                                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      15,275  $      10,727
    Net Realized Gain on Investment Securities..........................................        201,107         57,358
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...........        300,802        131,332
                                                                                          -------------  -------------
        Net Increase in Net Assets
        Resulting from Operations.......................................................        517,184        199,417
                                                                                          -------------  -------------

Distributions From:
    Net Investment Income...............................................................        (12,192)       (10,581)
    Net Realized Gains..................................................................        (57,267)       (15,728)
                                                                                          -------------  -------------
        Total Distributions.............................................................        (69,459)       (26,309)
                                                                                          -------------  -------------
Capital Share Transactions (1):
    Shares Issued.......................................................................        578,927        470,306
    Shares Issued in Lieu of Cash Distributions.........................................         63,693         25,751
    Shares Redeemed.....................................................................       (114,290)       (45,295)
                                                                                          -------------  -------------
        Net Increase From Capital Share Transactions....................................        528,330        450,762
                                                                                          -------------  -------------
        Total Increase..................................................................        976,055        623,870
NET ASSETS
    Beginning of Period.................................................................      1,248,213        624,343
                                                                                          -------------  -------------
    End of Period.......................................................................  $   2,224,268  $   1,248,213
                                                                                          -------------  -------------
                                                                                          -------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................         32,037         32,133
    Shares Issued in Lieu of Cash Distributions.........................................          3,798          1,749
    Shares Redeemed.....................................................................         (5,731)        (3,121)
                                                                                          -------------  -------------
                                                                                                 30,104         30,761
                                                                                          -------------  -------------
                                                                                          -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       YEAR           YEAR          YEAR         YEAR       MARCH 2
                                                       ENDED          ENDED         ENDED        ENDED         TO
                                                     NOV. 30,       NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                                       1997           1996          1995         1994         1993
                                                   -------------  -------------  -----------  -----------  ----------

Net Asset Value, Beginning of Period.............  $       16.58  $       14.02  $     11.15  $     11.04  $    10.00
                                                   -------------  -------------  -----------  -----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................           0.15           0.15         0.14         0.12        0.08
  Net Gains (Losses) on Securities (Realized and
    Unrealized)..................................           5.23           2.88         3.06         0.16        1.09
                                                   -------------  -------------  -----------  -----------  ----------
  Total from Investment Operations...............           5.38           3.03         3.20         0.28        1.17
                                                   -------------  -------------  -----------  -----------  ----------
LESS DISTRIBUTIONS
  Net Investment Income..........................          (0.12)         (0.15)       (0.14)       (0.12)      (0.07)
  Net Realized Gains.............................          (0.74)         (0.32)       (0.19)       (0.05)      (0.06)
                                                   -------------  -------------  -----------  -----------  ----------
  Total Distributions............................          (0.86)         (0.47)       (0.33)       (0.17)      (0.13)
                                                   -------------  -------------  -----------  -----------  ----------
Net Asset Value, End of Period...................  $       21.10  $       16.58  $     14.02  $     11.15  $    11.04
                                                   -------------  -------------  -----------  -----------  ----------
                                                   -------------  -------------  -----------  -----------  ----------
Total Return.....................................          33.93%         22.14%       28.81%        2.52%      11.69%#

Net Assets, End of Period (thousands)............  $   2,224,268  $   1,248,213  $   624,343  $   350,277  $   95,681
Ratio of Expenses to Average Net Assets..........           0.28%          0.29%        0.32%        0.32%       0.33%*
Ratio of Net Investment Income to Average Net
  Assets.........................................           0.86%          1.11%        1.22%        1.50%       1.35%*
Portfolio Turnover Rate..........................          25.47%         14.91%       20.62%        8.22%       1.07%*
Average Commission Rate (1)......................  $      0.0645  $      0.0658          N/A          N/A         N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 900,563
Sales..................................................    441,146

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  630,851
Gross Unrealized Depreciation.........................    (109,407)
                                                        ----------
Net...................................................  $  521,444
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,498,367
Undistributed Net Investment Income..................        3,501
Undistributed Net Realized Gain......................      200,956
Unrealized Appreciation of Investment Securities.....      521,444
                                                       -----------
                                                       $ 2,224,268
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $47,873,302 and the related collateral cash and received is $51,153,681 at November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. 6-10 Value Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Value Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998